     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 27, 2000

                                                             FILE NOS.:333-38297

                                                                        811-8455

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     /X/
                         POST-EFFECTIVE AMENDMENT NO. 5                      /X/
                                     AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                                /X/
                               AMENDMENT NO. 6                               /X/
                              -------------------

                     MORGAN STANLEY DEAN WITTER COMPETITIVE
                                   EDGE FUND

                        (A MASSACHUSETTS BUSINESS TRUST)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                    COPY TO:
                            STUART M. STRAUSS, ESQ.
                              MAYER, BROWN & PLATT
                                 1675 BROADWAY
                            NEW YORK, NEW YORK 10019

                                ----------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

        ___ immediately upon filing pursuant to paragraph (b)

        _X_ on July 31, 2000 pursuant to paragraph (b)

        ___ 60 days after filing pursuant to paragraph (a)

        ___ on (date) pursuant to paragraph (a) of rule 485.

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                      PROSPECTUS - JULY 31, 2000


Morgan Stanley Dean Witter
                                                           COMPETITIVE EDGE FUND
                                                          "BEST IDEAS" PORTFOLIO

                                 [COVER PHOTO]

                               A MUTUAL FUND THAT SEEKS LONG-TERM CAPITAL GROWTH

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon
    the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

CONTENTS


The Portfolio             Investment Objective..................................                   1
                          Principal Investment Strategies.......................                   1
                          Principal Risks.......................................                   2
                          Past Performance......................................                   5
                          Fees and Expenses.....................................                   6
                          Additional Investment Strategy Information............                   7
                          Management of the Portfolio...........................                   8

Shareholder Information   Pricing Portfolio Shares..............................                   9
                          How to Buy Shares.....................................                   9
                          How to Exchange Shares................................                  11
                          How to Sell Shares....................................                  12
                          Distributions.........................................                  14
                          Tax Consequences......................................                  15
                          Share Class Arrangements..............................                  16

Financial Highlights      ......................................................                  24

Our Family of Funds       ......................................................   Inside Back Cover

                          THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE MORGAN STANLEY
                          DEAN WITTER COMPETITIVE EDGE FUND -- "BEST IDEAS" PORTFOLIO. PLEASE READ
                          IT CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

[Sidebar]
CAPITAL GROWTH
AN INVESTMENT OBJECTIVE HAVING THE GOAL OF SELECTING SECURITIES WITH THE POTENTIAL TO RISE IN PRICE RATHER THAN PAY OUT INCOME.
[End Sidebar]

THE PORTFOLIO

[ICON]  INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
           Morgan Stanley Dean Witter Competitive Edge Fund -- "Best Ideas" Portfolio seeks long-term capital growth.
[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

           The Portfolio will normally invest at least 80% of its total assets in common stock (including depository receipts) of companies included in the "Best Ideas" subgroup of "Global Investing: The Competitive Edge List," a research compilation assembled by Morgan Stanley Dean Witter ("MSDW") Equity Research -- or such supplemental companies as selected by the Portfolio's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc.

           THE COMPETITIVE EDGE "BEST IDEAS" LIST. MSDW Equity Research is recognized as a world leader in global financial research and provides comprehensive research and in-depth knowledge about general markets and specific companies from around the world. It believes that companies with a sustainable competitive edge in the operations of their businesses are worth more than their weaker competitors. Through its ongoing research and analysis, MSDW Equity Research has developed and undertaken a comprehensive study which it calls "Global
           Investing: The Competitive Edge" which represents the list of those companies.

           MSDW Equity Research group's research analysts and strategists presently evaluate approximately 2,100 companies in 21 industry sectors worldwide. An initial comprehensive review was conducted in October 1996 and identified 238 of these companies as having a long-term sustainable competitive advantage in the global arena (the "Competitive Edge List"). The criteria used to select companies that have a global competitive advantage vary according to industry sector. The Competitive Edge List is currently updated quarterly. From the Competitive Edge List, MSDW Equity Research then assembles a subgroup of approximately 40 companies which it considers at that time to be the most attractive investment opportunities of the companies identified as having a long-term sustainable competitive advantage in the global arena (the "Competitive Edge 'Best Ideas' List"). The Competitive Edge "Best Ideas" List is updated continuously.

           The Investment Manager intends to invest at least 1% and not more than 5% of the Portfolio's assets in each company on the Competitive Edge "Best Ideas" List. The Portfolio will purchase any security which is added to the Competitive Edge "Best Ideas" List, and generally will sell a security which is eliminated from the Competitive Edge "Best Ideas" List as soon as practicable after the List has been updated. Accordingly, securities may be purchased and sold by the Portfolio when such purchases and sales would not be made under traditional investment criteria.

           Substantially all of the orders for transactions in the Portfolio's securities listed on exchanges are expected to be placed with broker-dealers affiliated with the Investment Manager including Morgan Stanley & Co. and Dean Witter Reynolds Inc.



           In addition to or in replacement of companies on the Competitive Edge "Best Ideas" List, the Investment Manager may at times purchase supplemental securities that are not included on the Competitive Edge "Best Ideas" List but are on the Competitive Edge List or, in the event that the Investment Manager believes that there are no suitable companies on the Competitive Edge List, the Investment Manager may purchase securities of companies outside the list. Supplemental companies will be selected from the same or similar industry as the company they are supplementing or replacing. Securities that are not on the Competitive Edge "Best Ideas" List generally will not exceed 35% of the Portfolio's total assets.


           Common Stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends. A depository receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

           The percentage limitations relating to the composition of the Portfolio apply at the time the Portfolio acquires an investment and refer to the Portfolio's net assets, unless otherwise noted. Subsequent percentage changes that result from market fluctuations will not require the Portfolio to sell any portfolio security. The Portfolio may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------
           There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

           COMMON STOCK. A principal risk of investing in the Portfolio is associated with its investments in common stock. In particular the prices of common stocks may fluctuate widely in response to activities specific to the company as well as general market, economic and political conditions.

           COMPETITIVE EDGE "BEST IDEAS" LIST. The Portfolio invests principally in securities included on the Competitive Edge "Best Ideas" List which currently consists of 40 companies. As a result of the small universe of stocks in which the Portfolio invests, it may be subject to greater risks than would a more diversified company. In addition, performance of the securities included in the List cannot be used to predict the performance of the Portfolio, an actively managed mutual fund.

           The Competitive Edge "Best Ideas" List and the Competitive Edge List are not compiled with any particular client or product in mind and are not, and will not be, compiled with the Portfolio in mind. When selecting the companies for the lists, MSDW Equity Research does not take into account country or currency risks, and country or industry sector diversification concerns. MSDW publishes other lists of recommended securities that could be appropriate for Portfolio investors but which will not be used by the Investment Manager for choosing securities for the Portfolio. MSDW Equity Research could at any time cease publishing the Competitive Edge "Best Ideas" List or the Competitive Edge List. In that event the Board of Trustees will make a determination of how to proceed in the best interest of shareholders of the Portfolio consistent with the Portfolio's investment objective.


           The activities of affiliates of the Investment Manager, including but not limited to Dean Witter Reynolds Inc. or Morgan Stanley & Co. Incorporated, may from time to time limit the Portfolio's ability to purchase or sell securities on the Competitive Edge "Best Ideas" List. In addition, the List is available to other clients of MSDW and its affiliates, including the Investment Manager, as well as the Portfolio. The list is also subject to restrictions related to MSDW's other businesses, and particular securities may or may not be on the list due to other business concerns of, or legal restrictions applicable to, MSDW.

           As a diversified financial services firm, with three primary businesses -- securities, asset management and credit services -- MSDW provides a wide range of financial services to issuers of securities and investors in securities. MSDW and others associated with it may create markets or specialize in, have positions in and affect transactions in, securities of companies included on its research lists and may also perform or seek to perform investment banking services for those companies. Within the last three years, MSDW may have managed or co-managed public security offerings for companies included on the research lists, and they or their employees may have a long or short position on holdings in the securities, or options on securities, or other related investments of companies included on their research lists.


           FOREIGN SECURITIES. The Portfolio may invest a substantial portion of its assets in foreign securities. Foreign securities involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.



           Foreign securities (including depository receipts) also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in value of the portfolio. Foreign companies, in general, are not subject to the regulatory requirements of U.S.

           companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities.


           Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may occasion delays in settlements of the Portfolio's trades effected in those markets.


           The foreign securities in which the Portfolio may invest may be issued by companies located in emerging market countries. Compared to the United States and other developed countries, emerging market countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have offered greater potential loss (as well as gain) than securities of companies located in developed countries.


           OTHER RISKS. The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy.


           Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[Sidebar]
ANNUAL TOTAL RETURNS
THIS CHART SHOWS THE PERFORMANCE OF THE PORTFOLIO'S CLASS B SHARES IN THE PAST CALENDAR YEAR.



AVERAGE ANNUAL TOTAL RETURNS
THIS TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS WITH THOSE OF A BROAD MEASURE OF MARKET PERFORMANCE OVER TIME. THE PORTFOLIO'S RETURNS INCLUDE THE MAXIMUM APPLICABLE SALES CHARGE FOR EACH CLASS AND ASSUME YOU SOLD YOUR SHARES AT THE END OF EACH PERIOD.

[End Sidebar]


[ICON]  PAST PERFORMANCE

--------------------------------------------------------------------------------

           The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.



ANNUAL TOTAL RETURNS - CALENDAR YEARS


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

'99  28.30%


The bar chart reflects the performance of Class B shares; the performance of the other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. Year-to-date total return as of June 30, 2000 was -2.16%.



             During the period shown in the bar chart, the highest return for a calendar quarter was 19.18% (quarter ended December 31, 1999) and the lowest return for a calendar quarter was -0.35% (quarter ended September 30, 1999).



AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
-----------------------------------------------------------------------
                                                       LIFE OF THE FUND
                                          PAST 1 YEAR  (SINCE 2/25/98)
-----------------------------------------------------------------------
 Class A                                    22.52%          14.97%
-----------------------------------------------------------------------
 Class B                                    23.30%          15.56%
-----------------------------------------------------------------------
 Class C                                    27.68%          17.65%
-----------------------------------------------------------------------
 Class D                                    29.44%          18.60%
-----------------------------------------------------------------------
 MSCI World Index(1)                        24.93%          21.51%
-----------------------------------------------------------------------



1 The Morgan Stanley Capital International World Index (MSCI) measures performance from a diverse range of global stock markets including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the index. The Index does not include any expenses, fees or charges. The index is unmanaged and should not be considered an investment.

[Sidebar]
SHAREHOLDER FEES
THESE FEES ARE PAID DIRECTLY FROM YOUR INVESTMENT.


ANNUAL FUND
OPERATING EXPENSES
THESE EXPENSES ARE DEDUCTED FROM THE PORTFOLIO'S ASSETS AND ARE BASED ON EXPENSES PAID FOR THE FISCAL YEAR ENDED MAY 31, 2000.

[End Sidebar]

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
           The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio offers four Classes of shares: Classes A, B, C and D. Each Class has a different combination of fees, expenses and other features. The Portfolio does not charge account or exchange fees. See the "Share Class Arrangements" section for further fee and expense information.


                                                              CLASS A     CLASS B     CLASS C     CLASS D
---------------------------------------------------------------------------------------------------------
 SHAREHOLDER FEES
---------------------------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as a
 percentage of offering price)                                 5.25%(1)    None        None        None
---------------------------------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at
 redemption)                                                   None(2)     5.00%(3)    1.00%(4)    None
---------------------------------------------------------------------------------------------------------
 ANNUAL PORTFOLIO OPERATING EXPENSES
---------------------------------------------------------------------------------------------------------
 Management fee                                                0.64%       0.64%       0.64%       0.64%
---------------------------------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                         0.24%       1.00%       1.00%       None
---------------------------------------------------------------------------------------------------------
 Other expenses                                                0.19%       0.19%       0.19%       0.19%
---------------------------------------------------------------------------------------------------------
 Total annual Fund operating expenses                          1.07%       1.83%       1.83%       0.83%
---------------------------------------------------------------------------------------------------------


1    Reduced for purchases of $25,000 and over.
2 Investments that are not subject to any sales charge at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within one year after purchase, except for certain specific circumstances.
3 The CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Share Class Arrangements" for a complete discussion of the CDSC.
4    Only applicable if you sell your shares within one year after purchase.

           EXAMPLE
           This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

           This example shows what expenses you could pay over time. The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions depending upon whether or not you sell your shares at the end of each period.


                                      IF YOU SOLD YOUR SHARES:             IF YOU HELD YOUR SHARES:
                                 ----------------------------------   ----------------------------------
                                 1 YEAR  3 YEARS  5 YEARS  10 YEARS   1 YEAR  3 YEARS  5 YEARS  10 YEARS
                ---------------------------------------------------   ----------------------------------
                 CLASS A          $628    $847    $1,084    $1,762     $628    $847    $1,084    $1,762
                ---------------------------------------------------   ----------------------------------
                 CLASS B          $686    $876    $1,190    $2,148     $186    $576    $  990    $2,148
                ---------------------------------------------------   ----------------------------------
                 CLASS C          $286    $576    $  990    $2,148     $186    $576    $  990    $2,148
                ---------------------------------------------------   ----------------------------------
                 CLASS D          $ 85    $265    $  460    $1,025     $ 85    $265    $  460    $1,025
                ---------------------------------------------------   ----------------------------------



           Long-term shareholders of Class B and Class C may pay more in sales charges, including distribution fees, than the economic equivalent of the maximum front-end sales charges permitted by the NASD.


[ICON]  ADDITIONAL INVESTMENT STRATEGY INFORMATION
--------------------------------------------------------------------------------

           This section provides additional information relating to the Portfolio's principal investment strategies.



           DEFENSIVE INVESTING. The Portfolio may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Portfolio may invest any amount of its assets in cash or money market instruments in a defensive posture when the Investment Manager believes it is advisable to do so. Although taking a defensive posture is designed to protect the Portfolio from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Portfolio takes a defensive position, it may not achieve its investment objective.

[Sidebar]
MORGAN STANLEY DEAN WITTER ADVISORS INC.
THE INVESTMENT MANAGER IS WIDELY RECOGNIZED AS A LEADER IN THE MUTUAL FUND INDUSTRY AND TOGETHER WITH MORGAN STANLEY DEAN WITTER SERVICES COMPANY INC., ITS WHOLLY-OWNED SUBSIDIARY, HAD APPROXIMATELY $150 BILLION IN ASSETS UNDER MANAGEMENT AS OF JUNE 30, 2000.

[End Sidebar]


[ICON]  MANAGEMENT OF THE PORTFOLIO

--------------------------------------------------------------------------------

           The Portfolio has retained the Investment Manager - Morgan Stanley Dean Witter Advisors Inc. - to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, NY 10048.


           The Portfolio is managed within the Investment Manager's Growth Group. Mark Bavoso, a Senior Vice President of the Investment Manager, has been the primary portfolio manager of the Portfolio since it commenced operations in February 1998 and a portfolio manager with the Investment Manager for over five years.


           The Portfolio pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Portfolio, and for Portfolio expenses assumed by the Investment Manager. The fee is based on the Portfolio's average daily net assets. For the fiscal year ended May 31, 2000, the Portfolio accrued total compensation to the Investment Manager amounting to 0.64% of the Portfolio's average daily net assets.

[Sidebar]
CONTACTING A
FINANCIAL ADVISOR
IF YOU ARE NEW TO THE MORGAN STANLEY DEAN WITTER FAMILY OF FUNDS AND WOULD LIKE TO CONTACT A FINANCIAL ADVISOR, CALL (877) 937-MSDW (TOLL-FREE) FOR THE TELEPHONE NUMBER OF THE MORGAN STANLEY DEAN WITTER OFFICE NEAREST YOU. YOU MAY ALSO ACCESS OUR OFFICE LOCATOR ON OUR INTERNET SITE AT:
www.msdw.com/individual/funds

[End Sidebar]

SHAREHOLDER INFORMATION

[ICON]  PRICING PORTFOLIO SHARES
--------------------------------------------------------------------------------
           The price of shares of the Portfolio (excluding sales charges), called "net asset value," is based on the value of its portfolio securities. While the assets of each Class are invested in a single portfolio of securities, the net asset value of each Class will differ because the Classes have different ongoing distribution fees.


           The net asset value per share of the Portfolio is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m. at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.



           The value of the Portfolio's securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Investment Manager determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Trustees. In these cases, the Portfolio's net asset value will reflect certain portfolio securities' fair value rather than their market price. With respect to securities that are primarily listed on foreign exchanges, the value of its portfolio securities may change on days when you will not be able to purchase or sell your shares.


           An exception to the Portfolio's general policy of using market prices concerns its short-term debt portfolio securities. Debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.

[ICON]  HOW TO BUY SHARES
--------------------------------------------------------------------------------
           You may open a new account to buy Portfolio shares or buy additional Portfolio shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Your Financial Advisor will assist you, step-by-step, with the procedures to invest in the Portfolio. You may also purchase shares directly by calling the Portfolio's transfer agent and requesting an application.

           Because every investor has different immediate financial needs and long-term investment goals, the Portfolio offers investors four Classes of shares: Classes A, B, C and D. Class D shares are only offered to a limited group of investors. Each Class of shares offers a distinct structure of sales charges, distribution and service fees, and other features that are designed to address a variety of needs. Your Financial Advisor or other authorized financial representative can help you decide which Class may be most appropriate for you. When purchasing Portfolio shares, you must specify which Class of shares you wish to purchase.

[Sidebar]
EASYINVEST-SM-
A PURCHASE PLAN THAT ALLOWS YOU TO TRANSFER MONEY AUTOMATICALLY FROM YOUR CHECKING OR SAVINGS ACCOUNT OR FROM A MONEY MARKET FUND ON A SEMI-MONTHLY, MONTHLY OR QUARTERLY BASIS. CONTACT YOUR MORGAN STANLEY DEAN WITTER FINANCIAL ADVISOR FOR FURTHER INFORMATION ABOUT THIS SERVICE.
[End Sidebar]

           When you buy Portfolio shares, the shares are purchased at the next share price calculated (less any applicable front-end sales charge for Class A shares) after we receive your purchase order. Your payment is due on the third business day after you place your purchase order. We reserve the right to reject any order for the purchase of Portfolio shares.

                                     MINIMUM INVESTMENT AMOUNTS
                                     --------------------------------------------------------------------------------------------
                                                                                                              MINIMUM INVESTMENT
                                                                                                              -------------------
                                     INVESTMENT OPTIONS                                                       INITIAL  ADDITIONAL
                                     --------------------------------------------------------------------------------------------
                                      Regular Accounts                                                        $1,000     $100
                                     --------------------------------------------------------------------------------------------
                                      Individual Retirement Accounts:    Regular IRAs                         $1,000     $100
                                                                         Education IRAs                         $500     $100
                                     --------------------------------------------------------------------------------------------
                                      EASYINVEST-SM-
                                      (Automatically from your checking
                                      or savings account or Money
                                      Market Fund)                                                             $100*     $100*
                                     --------------------------------------------------------------------------------------------

                                     *    Provided your schedule of investments
                                          totals $1,000 in twelve months.

           There is no minimum investment amount if you purchase Portfolio shares through: (1) the Investment Manager's mutual fund asset allocation plan, (2) a program, approved by the Portfolio's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services, or (3) employer-sponsored employee benefit plan accounts.

           INVESTMENT OPTIONS FOR CERTAIN INSTITUTIONAL AND OTHER
           INVESTORS/CLASS D SHARES. To be eligible to purchase Class D shares, you must qualify under one of the investor categories specified in the "Share Class Arrangements" section of this PROSPECTUS.

           SUBSEQUENT INVESTMENTS SENT DIRECTLY TO THE FUND. In addition to buying additional Portfolio shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor, you may send a check directly to the Portfolio. To buy additional shares in this manner:

           - Write a "letter of instruction" to the Portfolio specifying the name(s) on the account, the account number, the social security or tax identification number, the Class of shares you wish to purchase and the investment amount (which would include any applicable front-end sales charge). The letter must be signed by the account owner(s).

           - Make out a check for the total amount payable to: Morgan Stanley Dean Witter Competitive Edge Fund -- "Best Ideas" Portfolio.

           - Mail the letter and check to Morgan Stanley Dean Witter Trust FSB at P.O. Box 1040, Jersey City, NJ 07303.

[ICON]  HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

           PERMISSIBLE FUND EXCHANGES. You may exchange shares of any Class of the Portfolio for the same Class of any other continuously offered Multi-Class Fund, or for shares of a No-Load Fund, a Money Market Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust, without the imposition of an exchange fee. In addition, Class A shares of the Portfolio may be exchanged for shares of an FSC fund subject to a front-end sales charge. See the inside back cover of this PROSPECTUS for each Morgan Stanley Dean Witter Fund's designation as a Multi-Class Fund, No-Load Fund, Money Market Fund or FSC Fund. If a Morgan Stanley Dean Witter Fund is not listed, consult the inside back cover of that fund's prospectus for its designation.



           Exchanges may be made after shares of the Portfolio acquired by purchase have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. The current prospectus for each fund describes its investment objective(s), policies and investment minimums, and should be read before investment. Since exchanges are available only into continuously offered Morgan Stanley Dean Witter Funds, exchanges are not available into any new Morgan Stanley Dean Witter Fund during its initial offering period, or when shares of a particular Morgan Stanley Dean Witter Fund are not being offered for purchase.


           EXCHANGE PROCEDURES. You can process an exchange by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to the Portfolio's transfer agent - Morgan Stanley Dean Witter Trust FSB - and then write the transfer agent or call (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative or by calling (800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.


           An exchange to any Morgan Stanley Dean Witter Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, the Portfolio's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.


           The Portfolio may terminate or revise the exchange privilege upon required notice. The check writing privilege is not available for Money Market Fund shares you acquire in an exchange.

           TELEPHONE EXCHANGES. For your protection when calling Morgan Stanley Dean Witter Trust FSB, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.


           Telephone instructions will be accepted if received by the Portfolio's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Portfolio in the past.

           MARGIN ACCOUNTS. If you have pledged your Portfolio shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.


           TAX CONSIDERATIONS OF EXCHANGES. If you exchange shares of the Portfolio for shares of another Morgan Stanley Dean Witter Fund there are important tax considerations. For tax purposes, the exchange out of the Portfolio is considered a sale of Fund shares - and the exchange into the other fund is considered a purchase. As a result, you may realize a capital gain or loss.


           You should review the "Tax Consequences" section and consult your own tax professional about the tax consequences of an exchange.


           LIMITATIONS ON EXCHANGES. Certain patterns of past exchanges and/or purchase or sale transactions involving the Portfolio or other Morgan Stanley Dean Witter Funds may result in the Portfolio limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchase or sale transactions. You will be notified in advance of limitations on your exchange privileges.


           CDSC CALCULATIONS ON EXCHANGES. See the "Share Class Arrangements" section of this PROSPECTUS for a discussion of how applicable contingent deferred sales charges (CDSCs) are calculated for shares of one Morgan Stanley Dean Witter Fund that are exchanged for shares of another.

           For further information regarding exchange privileges, you should contact your Morgan Stanley Dean Witter Financial Advisor or call
           (800) 869-NEWS.

[ICON]  HOW TO SELL SHARES
--------------------------------------------------------------------------------
           You can sell some or all of your Portfolio shares at any time. If you sell Class A, Class B or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC. Your shares will be sold at the next share price calculated after we receive your order to sell as described below.

                OPTIONS             PROCEDURES
                --------------------------------------------------------------------------------
                 Contact your       To sell your shares, simply call your Morgan Stanley Dean
                 Financial Advisor  Witter Financial Advisor or other authorized financial representative.
                                    ------------------------------------------------------------
                                    Payment will be sent to the address to which the account is registered or deposited in your brokerage account.
                [ICON]
                --------------------------------------------------------------------------------

                OPTIONS             PROCEDURES
                --------------------------------------------------------------------------------
                 By Letter          You can also sell your shares by writing a "letter of
                                    instruction" that includes:
                                    - your account number;
                                    - the dollar amount or the number of shares you wish to
                                      sell;
                                    - the Class of shares you wish to sell; and
                                    - the signature of each owner as it appears on the account.
                [ICON]
                                    ------------------------------------------------------------
                                    If you are requesting payment to anyone other than the
                                    registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or
                                    pre-designated bank account, you will need a signature
                                    guarantee. You can obtain a signature guarantee from an
                                    eligible guarantor acceptable to Morgan Stanley Dean Witter
                                    Trust FSB. (You should contact Morgan Stanley Dean Witter
                                    Trust FSB at (800) 869-NEWS for a determination as to
                                    whether a particular institution is an eligible guarantor.)
                                    A notary public CANNOT provide a signature guarantee.
                                    Additional documentation may be required for shares held by a corporation, partnership, trustee or executor.
                                    ------------------------------------------------------------
                                    Mail the letter to Morgan Stanley Dean Witter Trust FSB at
                                    P.O. Box 983, Jersey City, NJ 07303. If you hold share
                                    certificates, you must return the certificates, along with the letter and any required additional documentation.
                                    ------------------------------------------------------------
                                    A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                                    instructions.
                --------------------------------------------------------------------------------
                 Systematic         If your investment in all of the Morgan Stanley Dean Witter
                 Withdrawal Plan    Family of Funds has a total market value of at least
                                    $10,000, you may elect to withdraw amounts of $25 or more, or in any whole percentage of a fund's balance (provided the amount is at least $25), on a monthly, quarterly,
                                    semi-annual or annual basis, from any fund with a balance of at least $1,000. Each time you add a fund to the plan, you must meet the plan requirements.
                                    ------------------------------------------------------------
                [ICON]
                                    Amounts withdrawn are subject to any applicable CDSC. A CDSC may be waived under certain circumstances. See the Class B waiver categories listed in the "Share Class Arrangements"
                                    section of this PROSPECTUS.
                                    ------------------------------------------------------------
                                    To sign up for the Systematic Withdrawal Plan, contact your
                                    Morgan Stanley Dean Witter Financial Advisor or call
                                    (800) 869-NEWS. You may terminate or suspend your plan at
                                    any time. Please remember that withdrawals from the plan are sales of shares, not "distributions," and ultimately may
                                    exhaust your account balance. The Portfolio may terminate or revise the plan at any time.
                --------------------------------------------------------------------------------


           PAYMENT FOR SOLD SHARES. After we receive your complete instructions to sell, as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.


           Payment may be postponed or the right to sell your shares suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.


           TAX CONSIDERATIONS. Normally, your sale of Portfolio shares is subject to federal and state income tax. You should review the "Tax Consequences" section of this PROSPECTUS and consult your own tax professional about the tax consequences of a sale.

           REINSTATEMENT PRIVILEGE. If you sell Portfolio shares and have not previously exercised the reinstatement privilege, you may, within 35 days after the date of sale, invest any portion of the proceeds in the same Class of Portfolio shares at their net asset value and receive a pro rata credit for any CDSC paid in connection with the sale.

[Sidebar]
TARGETED DIVIDENDS-SM-
YOU MAY SELECT TO HAVE YOUR PORTFOLIO DISTRIBUTIONS AUTOMATICALLY INVESTED IN OTHER CLASSES OF PORTFOLIO SHARES OR CLASSES OF ANOTHER MORGAN STANLEY DEAN WITTER FUND THAT YOU OWN. CONTACT YOUR MORGAN STANLEY DEAN WITTER FINANCIAL ADVISOR FOR FURTHER INFORMATION ABOUT THIS SERVICE.
[End Sidebar]
           INVOLUNTARY SALES. The Portfolio reserves the right, on sixty days' notice, to sell the shares of any shareholder (other than shares held in an IRA or 403(b) Custodial Account) whose shares, due to sales by the shareholder, have a value below $100, or in the case of an account opened through EASYINVEST -SM-, if after 12 months the shareholder has invested less than $1,000 in the account.

           However, before the Portfolio sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed. No CDSC will be imposed on any involuntary sale.

           MARGIN ACCOUNTS. If you have pledged your Portfolio shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.

[ICON]  DISTRIBUTIONS
--------------------------------------------------------------------------------
           The Portfolio passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Portfolio earns income from stocks and interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." The Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions."

           The Portfolio declares income dividends separately for each Class. Distributions paid on Class A and Class D shares will usually be higher than for Class B and Class C because distribution fees that Class B and Class C pay are higher. Normally, income dividends are distributed to shareholders annually. Capital gains, if any, are usually distributed in December. The Portfolio, however, may retain and reinvest any long-term capital gains. The Portfolio may at times make payments from sources other than income or capital gains that represent a return of a portion of your investment.


           Distributions are reinvested automatically in additional shares of the same Class and automatically credited to your account, unless you request in writing that all distributions be paid in cash. If you elect the cash option, the Portfolio will mail a check to you no later than seven business days after the distribution is declared. However, if you purchase Portfolio shares prior to the record date for the distribution, and payment for such shares is received after the record date, the distribution will automatically be paid to you in cash, even if you did not request to receive all distributions in cash. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Portfolio's transfer agent, Morgan Stanley Dean Witter Trust FSB, at least five business days prior to the record date of the distributions.

[ICON]  TAX CONSEQUENCES
--------------------------------------------------------------------------------
           As with any investment, you should consider how your investment in the Portfolio will be taxed. The tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Portfolio.

           Unless your investment in the Portfolio is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when:

           - The Portfolio makes distributions; and

           - You sell Portfolio shares, including an exchange to another Morgan Stanley Dean Witter Fund.

           TAXES ON DISTRIBUTIONS. Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Portfolio shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Portfolio.


           If more than 50% of the Portfolio's assets are invested in foreign securities at the end of any fiscal year, the Portfolio may elect to permit shareholders to take a credit or deduction on their federal income tax return for foreign taxes paid by the Portfolio.



           Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.


           TAXES ON SALES. Your sale of Portfolio shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Portfolio shares for shares of another Morgan Stanley Dean Witter Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

           When you open your Portfolio account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

[ICON]  SHARE CLASS ARRANGEMENTS
--------------------------------------------------------------------------------
           The Portfolio offers several Classes of shares having different distribution arrangements designed to provide you with different purchase options according to your investment needs. Your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative can help you decide which Class may be appropriate for you.

           The general public is offered three Classes: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and ongoing expenses. A fourth Class, Class D shares, is offered only to a limited category of investors. Shares that you acquire through reinvested distributions will not be subject to any front-end sales charge or CDSC -- contingent deferred sales charge. Sales personnel may receive different compensation for selling each Class of shares. The sales charges applicable to each Class provide for the distribution financing of shares of that Class.


           The chart below compares the sales charge and annual 12b-1 fee applicable to each Class:


                                                                   MAXIMUM ANNUAL 12b-1
                CLASS  SALES CHARGE                                        FEE
                -------------------------------------------------------------------------
                 A     Maximum 5.25% initial sales charge
                       reduced for purchase of $25,000 or more;
                       shares sold without an initial sales
                       charge are generally subject to a 1.0%
                       CDSC during the first year                              0.25%
                -------------------------------------------------------------------------
                 B     Maximum 5.0% CDSC during the first year
                       decreasing to 0% after six years                        1.00%
                -------------------------------------------------------------------------
                 C     1.0% CDSC during the first year                         1.00%
                -------------------------------------------------------------------------
                 D     None                                           None
                -------------------------------------------------------------------------

         CLASS A SHARES Class A shares are sold at net asset value plus an initial sales charge of up to 5.25%. The initial sales charge is reduced for purchases of $25,000 or more according to the schedule below. Investments of $1 million or more are not subject to an initial sales charge, but are generally subject to a contingent deferred sales charge, or CDSC, of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares. Class A shares are also subject to a distribution (12b-1) fee of up to 0.25% of the average daily net assets of the Class.

[Sidebar]
FRONT-END SALES CHARGE OR FSC
AN INITIAL SALES CHARGE YOU PAY WHEN PURCHASING CLASS A SHARES THAT IS BASED ON A PERCENTAGE OF THE OFFERING PRICE. THE PERCENTAGE DECLINES BASED UPON THE DOLLAR VALUE OF CLASS A SHARES YOU PURCHASE. WE OFFER THREE WAYS TO REDUCE YOUR CLASS A SALES CHARGES - THE COMBINED PURCHASE PRIVILEGE, RIGHT OF ACCUMULATION AND LETTER OF INTENT.
[End Sidebar]

                            The offering price of Class A shares includes a sales charge (expressed as a percentage of the offering price) on a single transaction as shown in the following table:

                                                     FRONT-END SALES CHARGE
                                          --------------------------------------------
                                          PERCENTAGE OF PUBLIC  APPROXIMATE PERCENTAGE
AMOUNT OF SINGLE TRANSACTION                 OFFERING PRICE     OF NET AMOUNT INVESTED
--------------------------------------------------------------------------------------
 Less than $25,000                                   5.25%                   5.54%
--------------------------------------------------------------------------------------
 $25,000 but less than $50,000                       4.75%                   4.99%
--------------------------------------------------------------------------------------
 $50,000 but less than $100,000                      4.00%                   4.17%
--------------------------------------------------------------------------------------
 $100,000 but less than $250,000                     3.00%                   3.09%
--------------------------------------------------------------------------------------
 $250,000 but less than $1 million                   2.00%                   2.04%
--------------------------------------------------------------------------------------
 $1 million and over                                    0                       0
--------------------------------------------------------------------------------------

           The reduced sales charge schedule is applicable to purchases of Class A shares in a single transaction by:

           - A single account (including an individual, trust or fiduciary account).

           - Family member accounts (limited to husband, wife and children under the age of 21).

           - Pension, profit sharing or other employee benefit plans of companies and their affiliates.

           - Tax-exempt organizations.

           - Groups organized for a purpose other than to buy mutual fund shares.

           COMBINED PURCHASE PRIVILEGE. You also will have the benefit of reduced sales charges by combining purchases of Class A shares of the Portfolio in a single transaction with purchases of Class A shares of other Multi-Class Funds and shares of FSC Funds.

           RIGHT OF ACCUMULATION. You also may benefit from a reduction of sales charges if the cumulative net asset value of Class A shares of the Portfolio purchased in a single transaction, together with shares of other Funds you currently own which were previously purchased at a price including a front-end sales charge (including shares acquired through reinvestment of distributions), amounts to $25,000 or more. Also, if you have a cumulative net asset value of all your Class A and Class D shares equal to at least $5 million (or $25 million for certain employee benefit plans), you are eligible to purchase
           Class D shares of any Fund subject to the Fund's minimum initial investment requirement.

           You must notify your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative (or Morgan Stanley Dean Witter Trust FSB if you purchase directly through the Morgan Stanley Dean Witter Competitive Edge Fund -- "Best Ideas"

           Portfolio), at the time a purchase order is placed, that the purchase qualifies for the reduced sales charge under the Right of Accumulation. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or
           (ii) a review of the records of Dean Witter Reynolds or other authorized dealer of Portfolio shares or the Portfolio's transfer agent does not confirm your represented holdings.



           LETTER OF INTENT. The schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "letter of intent." A letter of intent provides for the purchase of Class A shares of the Portfolio or other Multi-Class Funds or shares of FSC Funds within a thirteen-month period. The initial purchase under a letter of intent must be at least 5% of the stated investment goal. To determine the applicable sales charge reduction, you may also include: (1) the cost of shares of other Morgan Stanley Dean Witter Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the distributor receiving the letter of intent, and (2) the cost of shares of other funds you currently own acquired in exchange for shares of funds purchased during that period at a price including a front-end sales charge. You can obtain a letter of intent by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative or by calling (800) 869-NEWS. If you do not achieve the stated investment goal within the thirteen-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment.


           OTHER SALES CHARGE WAIVERS. In addition to investments of $1 million or more, your purchase of Class A shares is not subject to a front-end sales charge (or CDSC upon sale) if your account qualifies under one of the following categories:

           - A trust for which Morgan Stanley Dean Witter Trust FSB provides discretionary trustee services.


           - Persons participating in a fee-based investment program (subject to all of its terms and conditions, including termination fees, mandatory sale or transfer restrictions on termination) approved by the Portfolio's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services.



           - Employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which Morgan Stanley Dean Witter Trust FSB serves as trustee or Morgan Stanley Dean Witter's Retirement Plan Services serves as recordkeeper under a written Recordkeeping Services Agreement ("MSDW Eligible Plans") which have at least 200 eligible employees.



           - An MSDW Eligible Plan whose Class B shares have converted to Class A shares, regardless of the plan's asset size or number of eligible employees.

[Sidebar]
CONTINGENT DEFERRED SALES
CHARGE OR CDSC
A FEE YOU PAY WHEN YOU SELL SHARES OF CERTAIN MORGAN STANLEY DEAN WITTER FUNDS PURCHASED WITHOUT AN INITIAL SALES CHARGE. THIS FEE DECLINES THE LONGER YOU HOLD YOUR SHARES AS SET FORTH IN THE TABLE.
[End Sidebar]

           - A client of a Morgan Stanley Dean Witter Financial Advisor who joined us from another investment firm within six months prior to the date of purchase of Portfolio shares, and you used the proceeds from the sale of shares of a proprietary mutual fund of that Financial Advisor's previous firm that imposed either a front-end or deferred sales charge to purchase Class A shares, provided that:
             (1) you sold the shares not more than 60 days prior to the purchase of Portfolio shares, and (2) the sale proceeds were maintained in the interim in cash or a money market fund.

           - Current or retired Directors/Trustees of the Morgan Stanley Dean Witter Funds, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

           - Current or retired directors, officers and employees of Morgan Stanley Dean Witter & Co. and any of its subsidiaries, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

         CLASS B SHARES Class B shares are offered at net asset value with no initial sales charge but are subject to a contingent deferred sales charge, or CDSC, as set forth in the table below. For the purpose of calculating the CDSC, shares are deemed to have been purchased on the last day of the month during which they were purchased.

                                                                               CDSC AS A PERCENTAGE
                                     YEAR SINCE PURCHASE PAYMENT MADE           OF AMOUNT REDEEMED
                                     ---------------------------------------------------------------
                                      First                                                 5.0%
                                     ---------------------------------------------------------------
                                      Second                                                4.0%
                                     ---------------------------------------------------------------
                                      Third                                                 3.0%
                                     ---------------------------------------------------------------
                                      Fourth                                                2.0%
                                     ---------------------------------------------------------------
                                      Fifth                                                 2.0%
                                     ---------------------------------------------------------------
                                      Sixth                                                 1.0%
                                     ---------------------------------------------------------------
                                      Seventh and thereafter                         None
                                     ---------------------------------------------------------------

           Each time you place an order to sell or exchange shares, shares with no CDSC will be sold or exchanged first, then shares with the lowest CDSC will be sold or exchanged next. For any shares subject to a CDSC, the CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being sold.

           CDSC WAIVERS. A CDSC, if otherwise applicable, will be waived in the case of:

           - Sales of shares held at the time you die or become disabled (within the definition in Section 72(m)(7) of the Internal Revenue Code which relates to the ability to engage in gainful employment), if the shares are: (i) registered either in your name (not a trust) or in the names of you and your spouse as joint tenants with right of survivorship; or (ii) held in a qualified corporate or self-employed retirement plan, IRA or 403(b) Custodial Account, provided in either case that the sale is requested within one year of your death or initial determination of disability.

           - Sales in connection with the following retirement plan "distributions:" (i) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (ii) distributions from an IRA or 403(b) Custodial Account following attainment of age
             59 1/2; or (iii) a tax-free return of an excess IRA contribution (a "distribution" does not include a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee).


           - Sales of shares held for you as a participant in a MSDW Eligible Plan.


           - Sales of shares in connection with the Systematic Withdrawal Plan of up to 12% annually of the value of each fund from which plan sales are made. The percentage is determined on the date you establish the Systematic Withdrawal Plan and based on the next calculated share price. You may have this CDSC waiver applied in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Shares with no CDSC will be sold first, followed by those with the lowest CDSC. As such, the waiver benefit will be reduced by the amount of your shares that are not subject to a CDSC. If you suspend your participation in the plan, you may later resume plan payments without requiring a new determination of the account value for the 12% CDSC waiver.



           - Sales of shares if you simultaneously invest the proceeds in the Investment Manager's mutual fund asset allocation program, pursuant to which investors pay an asset-based fee. Any shares you acquire in connection with the Investment Manager's mutual fund asset allocation program are subject to all of the terms and conditions of that program, including termination fees, mandatory sale or transfer restrictions on termination.



           All waivers will be granted only following the Fund's distributor receiving confirmation of your entitlement. If you believe you are eligible for a CDSC waiver, please contact your Financial Advisor or call
           (800) 869-NEWS.


           DISTRIBUTION FEE. Class B shares are subject to an annual 12b-1 fee of 1.0% of the average daily net assets of Class B.

           CONVERSION FEATURE. After ten (10) years, Class B shares will convert automatically to Class A shares of the Portfolio with no initial sales charge. The ten year period runs from the last day of the month in which the shares were purchased, or in the case of Class B shares acquired through an exchange, from the last day of the month in which the original Class B shares were purchased; the shares will convert to Class A shares based on their relative net asset values in the month following the ten year period. At the same time, an equal proportion of Class B shares acquired through automatically reinvested distributions will convert to Class A shares on the same basis. (Class B shares acquired in exchange for shares of another Morgan Stanley Dean Witter Fund originally purchased before May 1, 1997, however, will convert to Class A shares in May 2007.)

           In the case of Class B shares held in a MSDW Eligible Plan, the plan is treated as a single investor and all Class B shares will convert to Class A shares on the conversion date of the Class B shares of a Morgan Stanley Dean Witter Fund purchased by that plan.

           Currently, the Class B share conversion is not a taxable event; the conversion feature may be cancelled if it is deemed a taxable event in the future by the Internal Revenue Service.

           If you exchange your Class B shares for shares of a Money Market Fund, a No-Load Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust, the holding period for conversion is frozen as of the last day of the month of the exchange and resumes on the last day of the month you exchange back into Class B shares.

           EXCHANGING SHARES SUBJECT TO A CDSC. There are special considerations when you exchange Portfolio shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of a fund that does NOT charge a CDSC WILL NOT BE COUNTED. Thus, in effect the "holding period" for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC.


           For example, if you held Class B shares of the Portfolio for one year, exchanged to Class B of another Morgan Stanley Dean Witter Multi-Class Fund for another year, then sold your shares, a CDSC rate of 4% would be imposed on the shares based on a two year holding period - one year for each fund. However, if you had exchanged the shares of the Portfolio for a Money Market Fund (which does not charge a CDSC) instead of the Multi-Class Fund, then sold your shares, a CDSC rate of 5% would be imposed on the shares based on a one year holding period. The one year in the Money Market Fund would not be counted. Nevertheless, if shares subject to a CDSC are exchanged for a Fund that does not charge a CDSC, you will receive a credit when you sell the shares equal to the distribution (12b-1) fees, if any, you paid on those shares while in that fund up to the amount of any applicable CDSC.



           In addition, shares that are exchanged into or from a Morgan Stanley Dean Witter Fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into a fund with a lower CDSC rate.


         CLASS C SHARES Class C shares are sold at net asset value with no initial sales charge but are subject to a CDSC of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares.

           DISTRIBUTION FEE. Class C shares are subject to an annual distribution (12b-1) fee of up to 1.0% of the average daily net assets of that Class. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A or Class D shares. Unlike Class B shares, Class C shares have no conversion feature and, accordingly, an investor that purchases Class C shares may be subject to distribution (12b-1) fees applicable to Class C shares for an indefinite period.

         CLASS D SHARES Class D shares are offered without any sales charge on purchases or sales and without any distribution (12b-1) fee. Class D shares are offered only to investors meeting an initial investment minimum of $5 million ($25 million for MSDW Eligible Plans) and the following investor categories:


           - Investors participating in the Investment Manager's mutual fund asset allocation program (subject to all of its terms and conditions, including termination fees, mandatory sale or transfer restrictions on termination) pursuant to which they pay an asset-based fee.



           - Persons participating in a fee-based investment program (subject to all of its terms and conditions, including termination fees, mandatory sale or transfer restrictions on termination) approved by the Portfolio's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services.


           - Employee benefit plans maintained by Morgan Stanley Dean Witter & Co. or any of its subsidiaries for the benefit of certain employees of Morgan Stanley Dean Witter & Co. and its subsidiaries.

           - Certain unit investment trusts sponsored by Dean Witter Reynolds.

           - Certain other open-end investment companies whose shares are distributed by the Portfolio's distributor.

           - Investors who were shareholders of the Dean Witter Retirement Series on September 11, 1998 for additional purchases for their former Dean Witter Retirement Series accounts.


           MEETING CLASS D ELIGIBILITY MINIMUMS. To meet the $5 million
           ($25 million for certain MSDW Eligible Plans) initial investment to qualify to purchase Class D shares you may combine: (1) purchases in a single transaction of Class D shares of the Portfolio and other Morgan Stanley Dean Witter Multi-Class Funds; and/or (2) previous purchases of Class A and Class D shares of Multi-Class Funds and shares of FSC Funds you currently own, along with shares of Morgan Stanley Dean Witter Funds you currently own that you acquired in exchange for those shares.

         NO SALES CHARGES FOR REINVESTED CASH DISTRIBUTIONS If you receive a cash payment representing an income dividend or capital gain and you reinvest that amount in the applicable Class of shares by returning the check within 30 days of the payment date, the purchased shares would not be subject to an initial sales charge or CDSC.

         PLAN OF DISTRIBUTION (RULE 12B-1 FEES) The Portfolio has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940 with respect to the distribution of Class A, Class B and Class C shares of the Portfolio. The Plan allows the Portfolio to pay distribution fees for the sale and distribution of these shares. It also allows the Portfolio to pay for services to shareholders of Class A, Class B and Class C shares. Because these fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment in these Classes and may cost you more than paying other types of sales charges.

FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand the Portfolio's financial performance for the life of the Portfolio. Certain information reflects financial results for a single Portfolio share. The total return in the table represents the rate an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).



This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Portfolio's financial statements, is included in the annual report, which is available upon request.



                                            FOR THE YEAR ENDED MAY 31,
                                         --------------------------------  FOR THE PERIOD FEBRUARY 25, 1998*
                                              2000             1999              THROUGH MAY 31, 1998
------------------------------------------------------------------------------------------------------------
 CLASS A SHARES++
------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period         $10.84           $10.37                     $10.00
------------------------------------------------------------------------------------------------------------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income (loss)               (0.01)            0.02                       0.05
    Net realized and unrealized gain            1.88             0.49                       0.32
                                           ---------        ---------                  ---------
 Total income from investment
 operations                                     1.87             0.51                       0.37
------------------------------------------------------------------------------------------------------------
 Less dividends from net investment
 income                                           --            (0.04)                        --
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period               $12.71           $10.84                     $10.37
------------------------------------------------------------------------------------------------------------

 TOTAL RETURN+                                 17.25 %           5.01%                      3.70%(1)
------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------------------
 Expenses                                       1.07 %(3)         1.10%(3)                  1.13%(2)
------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                  (0.10)%(3)         0.18%(3)                  1.66%(2)
------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in
 thousands                                   $97,057          $98,784                   $117,750
------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          75 %             97%                        19%(1)
------------------------------------------------------------------------------------------------------------



* Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                 FOR THE YEAR ENDED MAY 31,
                                                              --------------------------------  FOR THE PERIOD FEBRUARY 25, 1998*
                                                                   2000             1999              THROUGH MAY 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
 CLASS B SHARES++
---------------------------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                               $10.76           $10.35                    $10.00
---------------------------------------------------------------------------------------------------------------------------------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                                     (0.11)           (0.06)                     0.03
    Net realized and unrealized gain                                  1.87             0.50                      0.32
                                                                ----------       ----------                ----------
 Total income from investment operations                              1.76             0.44                      0.35
---------------------------------------------------------------------------------------------------------------------------------
 Less dividends from net investment income                              --            (0.03)                       --
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                     $12.52           $10.76                    $10.35
---------------------------------------------------------------------------------------------------------------------------------

 TOTAL RETURN+                                                       16.36 %           4.27 %                    3.50%(1)
---------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                             1.83 %(3)          1.86 %(3)                  1.88%(2)
---------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                        (0.86)%(3)         (0.58)%(3)                  0.92%(2)
---------------------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands                        $1,688,392       $1,614,229                $1,711,433
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                75 %             97 %                      19%(1)
---------------------------------------------------------------------------------------------------------------------------------



* Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                FOR THE YEAR ENDED MAY 31,
                                                              ------------------------------   FOR THE PERIOD FEBRUARY 25, 1998*
                                                                   2000            1999              THROUGH MAY 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
 CLASS C SHARES++
---------------------------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                              $10.78          $10.35                     $10.00
---------------------------------------------------------------------------------------------------------------------------------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                                    (0.11)          (0.04)                      0.03
    Net realized and unrealized gain                                 1.88            0.50                       0.32
                                                                ---------       ---------                  ---------
 Total income from investment operations                             1.77            0.46                       0.35
---------------------------------------------------------------------------------------------------------------------------------
 Less dividends from net investment income                             --           (0.03)                        --
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                    $12.55          $10.78                     $10.35
---------------------------------------------------------------------------------------------------------------------------------

 TOTAL RETURN+                                                      16.42 %          4.44 %                     3.50%(1)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                            1.83 %(3)        1.69 %(3)                   1.88%(2)
---------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                       (0.86)%(3)       (0.41)%(3)                   0.91%(2)
---------------------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands                         $138,694        $142,048                   $176,497
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                               75 %            97 %                       19%(1)
---------------------------------------------------------------------------------------------------------------------------------



* Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                               FOR THE YEAR ENDED MAY 31,
                                                          ------------------------------------  FOR THE PERIOD FEBRUARY 25, 1998*
                                                                2000               1999               THROUGH MAY 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
 CLASS D SHARES++
---------------------------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                          $10.87             $10.38                      $10.00
---------------------------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                          --               0.03                        0.08
    Net realized and unrealized gain                             1.90               0.51                        0.30
                                                               ------             ------                      ------
 Total income from investment operations                         1.90               0.54                        0.38
---------------------------------------------------------------------------------------------------------------------------------
 Less dividends from net investment income                         --              (0.05)                         --
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                $12.77             $10.87                      $10.38
---------------------------------------------------------------------------------------------------------------------------------

 TOTAL RETURN+                                                  17.48%              5.26%                       3.80%(1)
---------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                        0.83%(3)           0.86%(3)                    0.92%(2)
---------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                           0.14%(3)           0.42%(3)                    2.94%(2)
---------------------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands                       $1,247             $3,611                      $5,407
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                           75%                97%                         19%(1)
---------------------------------------------------------------------------------------------------------------------------------



* Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

NOTES

                      ----------------------------------------------------------

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                      ----------------------------------------------------------

                      ----------------------------------------------------------

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                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

                      ----------------------------------------------------------

MORGAN STANLEY DEAN WITTER
FAMILY OF FUNDS
                           The Morgan Stanley Dean Witter Family of Funds offers investors a wide range of investment choices. Come on in and meet the family!
--------------------------------------------------------------------------------
 GROWTH FUNDS
---------------------------------
GROWTH FUNDS
Aggressive Equity Fund
American Opportunities Fund
Capital Growth Securities

Developing Growth Securities

Growth Fund
Market Leader Trust
Mid-Cap Equity Trust

Next Generation Trust

SmallCap Growth Fund
Special Value Fund

Tax-Managed Growth Fund


21st Century Trend Fund

THEME FUNDS
Financial Services Trust
Health Sciences Trust
Information Fund

Natural Resource Development Securities

GLOBAL/INTERNATIONAL FUNDS
Competitive Edge Fund - "Best Ideas"
 Portfolio
European Growth Fund
Fund of Funds - International Portfolio
International Fund
International SmallCap Fund

Japan Fund


Latin American Growth Fund

Pacific Growth Fund
--------------------------------------------------------------------------------

 GROWTH & INCOME FUNDS

---------------------------------
Balanced Growth Fund
Balanced Income Fund
Convertible Securities Trust
Dividend Growth Securities

Equity Fund

Fund of Funds - Domestic Portfolio

Income Builder Fund

S&P 500 Index Fund
S&P 500 Select Fund
Strategist Fund

Total Market Index Fund

Total Return Trust

Value Fund

Value-Added Market Series/Equity Portfolio

THEME FUNDS

Real Estate Fund
Utilities Fund
GLOBAL FUNDS
Global Dividend Growth Securities

Global Utilities Fund

--------------------------------------------------------------------------------
 INCOME FUNDS
---------------------------------
GOVERNMENT INCOME FUNDS
Federal Securities Trust
Short-Term U.S. Treasury Trust
U.S. Government Securities Trust
DIVERSIFIED INCOME FUNDS
Diversified Income Trust
CORPORATE INCOME FUNDS
High Yield Securities
Intermediate Income Securities
Short-Term Bond Fund (NL)
GLOBAL INCOME FUNDS
North American Government Income Trust
World Wide Income Trust
TAX-FREE INCOME FUNDS
California Tax-Free Income Fund
Hawaii Municipal Trust (FSC)
Limited Term Municipal Trust (NL)
Multi-State Municipal Series Trust (FSC)
New York Tax-Free Income Fund
Tax-Exempt Securities Trust
--------------------------------------------------------------------------------
 MONEY MARKET FUNDS
---------------------------------
TAXABLE MONEY MARKET FUNDS
Liquid Asset Fund (MM)
U.S. Government Money Market Trust (MM)
TAX-FREE MONEY MARKET FUNDS
California Tax-Free Daily Income Trust (MM)

New York Municipal Money Market Trust (MM)

Tax-Free Daily Income Trust (MM)

There may be funds created after this PROSPECTUS was published. Please consult the inside back cover of a new fund's prospectus for its designation, e.g., Multi-Class Fund or Money Market Fund.

Unless otherwise noted, each listed Morgan Stanley Dean Witter Fund, except for North American Government Income Trust and Short-Term U.S. Treasury Trust, is a Multi-Class Fund. A Multi-Class Fund is a mutual fund offering multiple Classes of shares. The other types of funds are: NL - No-Load (Mutual) Fund; MM - Money Market Fund; FSC - A mutual fund sold with a front-end sales charge and a distribution (12b-1) fee.

                                                      PROSPECTUS - JULY 31, 2000


Additional information about the Portfolio's investments is available in the Portfolio's ANNUAL and SEMI-ANNUAL REPORTS TO SHAREHOLDERS. In the Portfolio's ANNUAL REPORT, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. The Portfolio's STATEMENT OF ADDITIONAL INFORMATION also provides additional information about the Portfolio. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Portfolio, or to make shareholder inquiries, please call:

                                 (800) 869-NEWS

You also may obtain information about the Portfolio by calling your Morgan Stanley Dean Witter Financial Advisor or by visiting our Internet site at:


                         www.msdw.com/individual/funds



Information about the Portfolio (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at
(202) 942-8090. Reports and other information about the Portfolio are available on the EDGAR Database on the SEC's Internet site (www.sec.gov), and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.


 TICKER SYMBOLS:

  CLASS A:   EDGAX      CLASS C:   EDGCX
--------------------  --------------------

  CLASS B:   EDGBX      CLASS D:   EDGDX
--------------------  --------------------

(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-8455)

Morgan Stanley Dean Witter
                                                           COMPETITIVE EDGE FUND
                                                          "BEST IDEAS" PORTFOLIO

                               [BACK COVER PHOTO]

                                                        A MUTUAL FUND THAT SEEKS
                                                        LONG-TERM CAPITAL GROWTH

STATEMENT OF ADDITIONAL INFORMATION                          MORGAN STANLEY
JULY 31, 2000                                                DEAN WITTER COMPETITIVE
                                                             EDGE FUND


----------------------------------------------------------------------


    This STATEMENT OF ADDITIONAL INFORMATION is not a PROSPECTUS. The PROSPECTUS (dated July 31, 2000) for the Morgan Stanley Dean Witter Competitive Edge Fund may be obtained without charge from the Fund at its address or telephone number listed below or from Dean Witter Reynolds at any of its branch offices.


    This STATEMENT OF ADDITIONAL INFORMATION relates to the "Best Ideas" Portfolio of the Fund which is currently the only Portfolio offered by the Fund.

Morgan Stanley Dean Witter
Competitive Edge Fund
Two World Trade Center
New York, New York 10048
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


   I.  Fund History................................................    4

  II.  Description of the Portfolio and Its Investments and
       Risks.......................................................    4

       A. Classification...........................................    4

       B. Investment Strategies and Risks..........................    4

       C. Portfolio Policies/Investment Restrictions...............   12

 III.  Management of the Fund......................................   14

       A. Board of Trustees........................................   14

       B. Management Information...................................   14

       C. Compensation.............................................   19

  IV.  Control Persons and Principal Holders of Securities.........   20

   V.  Investment Management and Other Services....................   21

       A. Investment Manager.......................................   21

       B. Principal Underwriter....................................   21

       C. Services Provided by the Investment Manager..............   22

       D. Dealer Reallowances......................................   23

       E. Rule 12b-1 Plan..........................................   23

       F. Other Service Providers..................................   27

       G. Codes of Ethics..........................................   27

  VI.  Brokerage Allocation and Other Practices....................   27

       A. Brokerage Transactions...................................   27

       B. Commissions..............................................   28

       C. Brokerage Selection......................................   29

       D. Directed Brokerage.......................................   29

       E. Regular Broker-Dealers...................................   29

 VII.  Capital Stock and Other Securities..........................   30

VIII.  Purchase, Redemption and Pricing of Shares..................   30

       A. Purchase/Redemption of Shares............................   30

       B. Offering Price...........................................   31

  IX.  Taxation of the Portfolio and Shareholders..................   32

   X.  Underwriters................................................   34

  XI.  Calculation of Performance Data.............................   34

 XII.  Financial Statements........................................   35

GLOSSARY OF SELECTED DEFINED TERMS
--------------------------------------------------------------------------------

    The terms defined in this glossary are frequently used in this STATEMENT OF ADDITIONAL INFORMATION (other terms used occasionally are defined in the text of the document).

"CUSTODIAN"--The Bank of New York.

"DEAN WITTER REYNOLDS"--Dean Witter Reynolds Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"DISTRIBUTOR"--Morgan Stanley Dean Witter Distributors Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"FINANCIAL ADVISORS"--Morgan Stanley Dean Witter authorized financial services representatives.


"FUND"--Morgan Stanley Dean Witter Competitive Edge Fund, a registered open-end investment company.


"INDEPENDENT TRUSTEES"--Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Fund.


"INVESTMENT MANAGER"--Morgan Stanley Dean Witter Advisors Inc., a wholly-owned investment advisor subsidiary of MSDW.


"MORGAN STANLEY & CO."--Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of MSDW.

"MORGAN STANLEY DEAN WITTER FUNDS"--Registered investment companies (i) for which the Investment Manager serves as the investment advisor and (ii) that hold themselves out to investors as related companies for investment and investor services.

"MSDW"--Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.

"MSDW SERVICES COMPANY"--Morgan Stanley Dean Witter Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.

"PORTFOLIO"--"Best Ideas" Portfolio of the Fund.

"TRANSFER AGENT"--Morgan Stanley Dean Witter Trust FSB, a wholly-owned transfer agent subsidiary of MSDW.

"TRUSTEES"--The Board of Trustees of the Fund.

I. FUND HISTORY
--------------------------------------------------------------------------------

    The Fund was organized as a "Massachusetts business trust" under the laws of the Commonwealth of Massachusetts on October 16, 1997 under the name Dean Witter "Competitive Edge" Fund. Effective December 18, 1997, the Fund's name was changed to Morgan Stanley Dean Witter Competitive Edge Fund.

II. DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS
--------------------------------------------------------------------------------

A. CLASSIFICATION

    The Portfolio is an open-end, diversified management investment company whose investment objective is to seek long-term capital growth.

B. INVESTMENT STRATEGIES AND RISKS


    The following discussion of the Portfolio's investment strategies and risks should be read with the sections of its PROSPECTUS titled "Principal Investment Strategies," "Principal Risks" and "Additional Investment Strategy Information."


    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Portfolio may enter into forward U.S. dollar and foreign currency exchange contracts ("FORWARD CONTRACTS") as a hedge against fluctuations in future foreign exchange rates. The Portfolio may conduct its currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial and investment banks) and their customers. Forward contracts only will be entered into with United States banks and their foreign branches, insurance companies and other dealers whose assets total $1 billion or more, or foreign banks whose assets total $1 billion or more. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

    The Portfolio may enter into forward contracts under various circumstances. The typical use of a forward contract is to "lock in" the price of a security in U.S. dollars or some other foreign currency which the Portfolio is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, the Portfolio may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

    The Investment Manager also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated. At times, the Portfolio may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.

    The Portfolio will not enter into forward currency contracts or maintain a net exposure to these contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of currency in excess of the value of the Portfolio's portfolio securities.

    Although the Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will, however, do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the spread between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

    The Portfolio may be limited in its ability to enter into hedging transactions involving forward contracts by the Internal Revenue Code requirements relating to qualification as a regulated investment company.

    Forward currency contracts may limit gains on portfolio securities that could otherwise be realized had they not been utilized and could result in losses. The contracts also may increase the Portfolio's volatility and may involve a significant amount of risk relative to the investment of cash.


    OPTION AND FUTURES TRANSACTIONS. The Portfolio may engage in transactions in listed and OTC options. Listed options are issued or guaranteed by the exchange on which they are traded or by a clearing corporation such as the Options Clearing Corporation ("OCC"). Ownership of a listed call option gives the Portfolio the right to buy from the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency covered by the option at the stated exercise price (the price per unit of the underlying security) by filing an exercise notice prior to the expiration date of the option. The writer (seller) of the option would then have the obligation to sell to the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency at that exercise price prior to the expiration date of the option, regardless of its then current market price. Ownership of a listed put option would give the Portfolio the right to sell the underlying security or currency to the OCC (in the U.S.) or other clearing corporation or exchange, at the stated exercise price. Upon notice of exercise of the put option, the writer of the put would have the obligation to purchase the underlying security or currency from the OCC (in the U.S.) or other clearing corporation or exchange, at the exercise price.


    COVERED CALL WRITING. The Portfolio is permitted to write covered call options on portfolio securities and the U.S. dollar and foreign currencies, without limit.

    The Portfolio will receive from the purchaser, in return for a call it has written, a "premium;" i.e., the price of the option. Receipt of these premiums may better enable the Portfolio to earn a higher level of current income than it would earn from holding the underlying securities (or currencies) alone. Moreover, the premium received will offset a portion of the potential loss incurred by the Portfolio if the securities underlying the option decline in value.

    The Portfolio may be required, at any time during the option period, to deliver the underlying security (or currency) against payment of the exercise price on any calls it has written. This obligation is terminated upon the expiration of the option period or at such earlier time when the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once the Portfolio has been assigned an exercise notice, the Portfolio will be unable to effect a closing purchase transaction.

    A call option is "covered" if the Portfolio owns the underlying security subject to the option or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional consideration (in cash, Treasury bills or other liquid portfolio securities) held in a segregated account on the Portfolio's books) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call on the same security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, Treasury bills or other liquid portfolio securities in a segregated account on the Portfolio's books.

    Options written by the Portfolio normally have expiration dates of from up to eighteen months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security (or currency) at the time the option is written.

    COVERED PUT WRITING. A writer of a covered put option incurs an obligation to buy the security underlying the option from the purchaser of the put, at the option's exercise price at any time during the option period, at the purchaser's election. Through the writing of a put option, the Portfolio would receive income from the premium paid by purchasers. The potential gain on a covered put option is limited to the premium received on the option (less the commissions paid on the transaction). During the option period, the Portfolio may be required, at any time, to make payment of the exercise price against delivery of the underlying security. A put option is "covered" if the Portfolio maintains cash, Treasury bills or other liquid portfolio securities with a value equal to the exercise price in a segregated account on the Portfolio's books, or holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The operation of and limitations on covered put options in other respects are substantially identical to those of call options.

    PURCHASING CALL AND PUT OPTIONS. The Portfolio may purchase listed and OTC call and put options in amounts equaling up to 5% of its total assets. The purchase of a call option would enable the Portfolio, in return for the premium paid to lock in a purchase price for a security or currency during the term of the option. The purchase of a put option would enable the Portfolio, in return for a premium paid, to lock in a price at which it may sell a security or currency during the term of the option.

    OPTIONS ON FOREIGN CURRENCIES. The Portfolio may purchase and write options on foreign currencies for purposes similar to those involved with investing in forward foreign currency exchange contracts.

    OTC OPTIONS. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the Portfolio. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Portfolio and the transacting dealer, without the intermediation of a third party such as the OCC. The Portfolio will engage in OTC option transactions only with member banks of the Federal Reserve Bank System or primary dealers in U.S. Government securities or with affiliates of such banks or dealers.

    RISKS OF OPTIONS TRANSACTIONS. The successful use of options depends on the ability of the Investment Manager to forecast correctly interest rates and/or market movements. If the market value of the portfolio securities (or currencies) upon which call options have been written increases, the Portfolio may receive a lower total return from the portion of its portfolio upon which calls have been written than it would have had such calls not been written. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security (or currency) increase, but has retained the risk of loss should the price of the underlying security (or currency) decline. The covered put writer also retains the risk of loss should the market value of the underlying security (or currency) decline below the exercise price of the option less the premium received on the sale of the option. In both cases, the writer has no control over the time when it may be required to fulfill its obligation as a writer of the option. Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities (or currencies) at the exercise price.

    The Portfolio's ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market on option exchanges. There is no assurance that such a market will exist, particularly in the case of OTC options.

    In the event of the bankruptcy of a broker through which the Portfolio engages in transactions in options, the Portfolio could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. In the case of OTC options, if the transacting dealer fails to make or take delivery of the securities (or currencies) underlying an option it has written, in accordance with the terms of that option, due to insolvency or otherwise, the Portfolio would lose the premium paid for the option as well as any anticipated benefit of the transaction.

    Each of the exchanges has established limitations governing the maximum number of call or put options on the same underlying security which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Portfolio may write.

    The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

    The markets in foreign currency options are relatively new and the Portfolio's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

    The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

    There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.

    STOCK INDEX OPTIONS. The Portfolio may invest in options on broadly based indexes. Options on stock indexes are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

    RISKS OF OPTIONS ON INDEXES. Because exercises of stock index options are settled in cash, the Portfolio could not, if it wrote a call option, provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A call writer can offset some of the risk of its writing position by holding a diversified portfolio of stocks similar to those on which the underlying index is based. However, most investors cannot, as a practical matter, acquire and hold a portfolio containing exactly the same stocks as the underlying index, and, as a result, bear a risk that the value of the securities held will vary from the value of the index. Even if an index call writer could assemble a stock portfolio that exactly reproduced the composition of the underlying index, the writer still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options.

    When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the writer will not learn that it had been assigned until the next business day, at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as a common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds stocks that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those stocks against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decrease in the value of its stock portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding stock positions.

    A holder of an index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change. If a change causes the exercised option to fall out-of-the-money, the exercising holder will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

    If dissemination of the current level of an underlying index is interrupted, or if trading is interrupted in stocks accounting for a substantial portion of the value of an index, the trading of options on that index will ordinarily be halted. If the trading of options on an underlying index is halted, an exchange may impose restrictions prohibiting the exercise of such options.

    FUTURES CONTRACTS. The Portfolio may purchase and sell interest rate and index futures contracts that are traded on U.S. and foreign commodity exchanges on such underlying securities as U.S. Treasury bonds, notes, bills and GNMA Certificates and/or any foreign government fixed-income security, on the U.S. dollar and foreign currencies, and on such indexes of U.S. and foreign securities as may exist or come into existence.

    A futures contract purchaser incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. A seller of a futures contract incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price. The purchase of a futures contract enables the Portfolio, during the term of the contract, to lock in a price at which it may purchase a security and protect against a rise in prices pending purchase of portfolio securities. The sale of a futures contract enables the Portfolio to lock in a price at which it may sell a security and protect against declines in the value of portfolio securities.

    Although most futures contracts call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Index futures contracts provide for the delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the open or close of the last trading day of the contract and the futures contract price. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that the Portfolio will be able to enter into a closing transaction.

    MARGIN. If the Portfolio enters into a futures contract, it is initially required to deposit an "initial margin" of cash or U.S. Government securities or other liquid portfolio securities ranging from approxi-mately 2% to 5% of the contract amount. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

    Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker's client but is, rather, a good faith deposit on the futures contract which will be returned to the Portfolio upon the proper termination of the futures contract. The margin deposits made are marked to market daily and the Portfolio may be required to make subsequent deposits of cash or U.S. Government securities, called "variation margin," which are reflective of price fluctuations in the futures contract.

    OPTIONS ON FUTURES CONTRACTS. The Portfolio may purchase and write call and put options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid), and the writer the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

    The writer of an option on a futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option on a futures contract are included in initial margin deposits.

    LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES. The Portfolio may not enter into futures contracts or purchase related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the value of the Portfolio's total assets, after taking into account unrealized gains and unrealized losses on such contracts it has entered into, provided, however, that in the case of an option that is in-the-money (the exercise price of the call
(put) option is less (more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. However, there is no overall limitation on the percentage of the Portfolio's net assets which may be subject to a hedge position.

    RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. The prices of securities and indexes subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash prices of the Portfolio's portfolio securities. Also, prices of futures contracts may not move in tandem with the changes in prevailing interest rates and/or market movements against which the Portfolio seeks a hedge. A correlation may also be distorted (a) temporarily, by short-term traders' seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds; (b) by investors in futures contracts electing to close out their contracts through offsetting transactions rather than meet margin deposit requirements; (c) by investors in futures contracts opting to make or take delivery of underlying securities rather than engage in closing transactions, thereby reducing liquidity of the futures market; and (d) temporarily, by speculators who view the deposit requirements in the futures markets as less onerous than margin requirements in the cash market. Due to the possibility of price distortion in the futures market and because of the possible imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of interest rate, currency exchange rate and/or market movement trends by the Investment Manager may still not result in a successful hedging transaction.

    There is no assurance that a liquid secondary market will exist for futures contracts and related options in which the Portfolio may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position and, in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. The absence of a liquid market in futures contracts might cause the Portfolio to make or take delivery of the underlying securities at a time when it may be disadvantageous to do so.

    Exchanges also limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin on open futures positions. In these situations, if the Portfolio has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on the Portfolio's ability to effectively hedge its portfolio.

    Futures contracts and options thereon which are purchased or sold on foreign commodities exchanges may have greater price volatility than their U.S. counterparts. Furthermore, foreign commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges. Greater margin requirements may limit the Portfolio's ability to enter into certain commodity transactions on foreign exchanges. Moreover, differences in clearance and delivery requirements on foreign exchanges may occasion delays in the settlement of the Portfolio's transactions effected on foreign exchanges.

    In the event of the bankruptcy of a broker through which the Portfolio engages in transactions in futures or options thereon, the Portfolio could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker.


    If the Portfolio maintains a short position in a futures contract or has sold a call option in a futures contract, it will cover this position by holding, in a segregated account maintained on the books of the Portfolio, cash, U.S. government securities or other liquid portfolio securities equal in value (when added to any initial or variation margin on deposit) to the market value of the securities underlying the futures contract or the exercise price of the option. Such a position may also be covered by owning the securities underlying the futures contract (in the case of a stock index futures contract a portfolio of securities substantially replicating the relevant index), or by holding a call option permitting the Portfolio to purchase the same contract at a price no higher than the price at which the short position was established.



    In addition, if the Portfolio holds a long position in a futures contract or has sold a put option on a futures contract, it will hold cash, U.S. government securities or other liquid portfolio securities equal to the purchase price of the contract or the exercise price of the put option (less the amount of initial or variation margin on deposit) in a segregated account maintained on the books of the Portfolio. Alternatively, the Portfolio could cover its long position by purchasing a put option on the same futures contract with an exercise price as high or higher than the price of the contract held by the Portfolio.


    MONEY MARKET SECURITIES. The Portfolio may invest in various money market securities for cash management purposes, which among others may include commercial paper, bank acceptances, bank obligations, corporate debt securities certificates of deposit, U.S. Government securities and obligations of savings institutions. Such securities are limited to:

    U.S. GOVERNMENT SECURITIES. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes and bonds;

    BANK OBLIGATIONS. Obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except to the extent below;

    EURODOLLAR CERTIFICATES OF DEPOSIT. Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more;

    OBLIGATIONS OF SAVINGS INSTITUTIONS. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more;

    FULLY INSURED CERTIFICATES OF DEPOSIT. Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion. If the principal amount of the obligation is federally insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the FDIC), limited to $100,000 principal amount per certificate and to 10% or less of the Portfolio's total assets in all such obligations and in all illiquid assets, in the aggregate;

    COMMERCIAL PAPER. Commercial paper rated within the two highest grades by Standard & Poor's Corporation ("S&P") or the two highest grades by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's; and

    REPURCHASE AGREEMENTS. The Portfolio may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Portfolio in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Portfolio. These agreements, which may be viewed as a type of secured lending by the Portfolio, typically involve the acquisition by the Portfolio of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Portfolio will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Portfolio will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Portfolio to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

    While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Portfolio follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Investment Manager subject to procedures established by the Trustees. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Portfolio will seek to liquidate such collateral. However, the exercising of the Portfolio's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Portfolio could suffer a loss.

    LENDING PORTFOLIO SECURITIES. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the loans are callable at any time by the Portfolio, and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of these loans is that the Portfolio continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Portfolio will not lend more than 25% of the value of its total assets.

    As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Portfolio's management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Portfolio. Any gain or loss in the market price during the loan period would inure to the Portfolio.

    When voting or consent rights which accompany loaned securities pass to the borrower, the Portfolio will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of the rights if the matters involved would have a material effect on the Portfolio's investment in the loaned securities. The Portfolio will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

    PRIVATE PLACEMENTS. The Portfolio may invest up to 15% of its net assets in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "SECURITIES ACT"), or which are otherwise not readily marketable. (Securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction.) These securities are generally referred to as private placements or restricted securities. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.

    Rule 144A permits the Portfolio to sell restricted securities to qualified institutional buyers without limitation. The Investment Manager, pursuant to procedures adopted by the Trustees, will make a determination as to the liquidity of each restricted security purchased by the Portfolio. If a restricted security is determined to be "liquid," the security will not be included within the category "illiquid securities," which may not exceed 15% of the Portfolio's net assets. However, investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.

    WARRANTS AND SUBSCRIPTION RIGHTS. The Portfolio may acquire warrants and subscription rights. A warrant is, in effect, an option to purchase equity securities at a specific price, generally valid for a specific period of time, and has no voting rights, pays no dividends and has no rights with respect to the corporation issuing it.


    A subscription right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is offered to the public. A subscription right normally has a life of two to four weeks and a subscription price lower than the current market value of the common stock.



    NEW INSTRUMENTS. New financial products and various combinations thereof continue to be developed. The Fund may invest in any such products as may be developed, to the extent consistent with its investment objective and applicable regulatory requirements.


C. PORTFOLIO POLICIES/INVESTMENT RESTRICTIONS

    The investment objective, policies and restrictions listed below have been adopted by the Portfolio as fundamental policies. Under the Investment Company Act of 1940 (the "INVESTMENT COMPANY ACT"), a fundamental policy may not be changed with respect to the Portfolio without the vote of a majority of the outstanding voting securities of the Portfolio. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Portfolio are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Portfolio. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

The Portfolio will:

    1.  Seek long-term capital growth.

The Portfolio MAY NOT:

    1. As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States government, its agencies or instrumentalities), except that the Portfolio may invest all or substantially all of its assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as the Portfolio (a "Qualifying Portfolio").

    2. As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer, except that the Portfolio may invest all or substantially all of its assets in a Qualifying Portfolio.

    3. Invest 25% or more of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the United States government, its agencies or instrumentalities.

    4. Purchase or sell real estate or interests therein (including limited partnership interests), although the Portfolio may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein.

    5. Borrow money, except that the Portfolio may borrow from a bank for temporary or emergency purposes in an amount not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed).

    6. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowings. For the purpose of this restriction, collateral arrangements with respect to the writing of options by the Portfolio and collateral arrangements with respect to initial or variation margin for futures by the Portfolio are not deemed to be pledges of assets.

    7. Issue senior securities as defined in the Investment Company Act, except for permitted borrowings and except insofar as the Portfolio may be deemed to have issued a senior security by reason of entering into repurchase agreements.

    8. Make loans of money or securities, except by investment in repurchase agreements. For the purpose of this restriction, lending of Portfolio securities by the Portfolio are not deemed to be loans.

    9.  Make short sales of securities.

    10. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of portfolio securities. The deposit or payment by the Portfolio of initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.

    11. Engage in the underwriting of securities, except insofar as the Portfolio may be deemed an underwriter under the Securities Act in disposing of a portfolio security.

    12. Invest for the purpose of exercising control or management of any one issuer.


    13. Purchase or sell commodities or commodities contracts except that the Portfolio may purchase or write interest rate, currency and stock and bond index futures contracts and related options thereon.

III. MANAGEMENT OF THE FUND

--------------------------------------------------------------------------------

A. BOARD OF TRUSTEES

    The Board of Trustees of the Fund oversees the management of the Portfolio but does not itself manage the Portfolio. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that the Portfolio's general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Portfolio of the Fund in a satisfactory manner.

    Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Portfolio of the Fund and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Portfolio and its shareholders.

B. MANAGEMENT INFORMATION


    TRUSTEES AND OFFICERS. The Board of the Fund consists of nine (9) Trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Dean Witter Funds. Six Trustees (67% of the total number) have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, MSDW. These are the "non-interested" or "independent" Trustees. The other three Trustees (the "MANAGEMENT TRUSTEES") are affiliated with the Investment Manager.



    The Trustees and executive officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with the Investment Manager, and with the Morgan Stanley Dean Witter Funds (there were 93 such Funds as of the calendar year ended December 31, 1999).



  NAME, AGE, POSITION WITH FUND AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Michael Bozic (59) ..........................  Vice Chairman of Kmart Corporation (since
Trustee                                        December 1998); Director or Trustee of the
c/o Kmart Corporation                          Morgan Stanley Dean Witter Funds; formerly
3100 West Big Beaver Road                      Chairman and Chief Executive Officer of Levitz
Troy, Michigan                                 Furniture Corporation (November 1995-November
                                               1998) and President and Chief Executive Officer
                                               of Hills Department Stores (May 1991-July
                                               1995); formerly variously Chairman, Chief
                                               Executive Officer, President and Chief
                                               Operating Officer (1987-1991) of the Sears
                                               Merchandise Group of Sears, Roebuck and Co.;
                                               Director of Weirton Steel Corporation.
Charles A. Fiumefreddo* (67) ................  Chairman, Director or Trustee and Chief
Chairman of the Board                          Executive Officer of the Morgan Stanley Dean
Chief Executive Officer and Trustee            Witter Funds; formerly Chairman, Chief
Two World Trade Center                         Executive Officer and Director of the
New York, New York                             Investment Manager, the Distributor and MSDW
                                               Services Company; Executive Vice President and
                                               Director of Dean Witter Reynolds; Chairman and
                                               Director of the Transfer Agent; formerly
                                               Director and/or officer of various MSDW
                                               subsidiaries (until June 1998).

  NAME, AGE, POSITION WITH FUND AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Edwin J. Garn (67) ..........................  Director or Trustee of the Morgan Stanley Dean
Trustee                                        Witter Funds; formerly United States Senator
c/o Summit Ventures LLC                        (R-Utah)
1 Utah Center                                  (1974-1992) and Chairman, Senate Banking
201 S. Main Street                             Committee (1980-1986); formerly Mayor of Salt
Salt Lake City, Utah                           Lake City, Utah (1971-1974); formerly
                                               Astronaut, Space Shuttle Discovery
                                               (April 12-19, 1985); Vice Chairman, Huntsman
                                               Corporation (chemical company); Director of
                                               Franklin Covey (time management systems), BMW
                                               Bank of North America, Inc. (industrial loan
                                               corporation), United Space Alliance (joint
                                               venture between Lockheed Martin and the Boeing
                                               Company) and Nuskin Asia Pacific (multilevel
                                               marketing); member of the Utah Regional
                                               Advisory Board of Pacific Corp; member of the
                                               board of various civic and charitable
                                               organizations.
Wayne E. Hedien (66) ........................  Retired; Director or Trustee of the Morgan
Trustee                                        Stanley Dean Witter Funds; Director of The PMI
c/o Mayer, Brown & Platt                       Group, Inc. (private mortgage insurance);
Counsel to the Independent Trustees            Trustee and Vice Chairman of The Field Museum
1675 Broadway                                  of Natural History; formerly associated with
New York, New York                             the Allstate Companies (1966-1994), most
                                               recently as Chairman of The Allstate
                                               Corporation (March 1993-December 1994) and
                                               Chairman and Chief Executive Officer of its
                                               wholly-owned subsidiary, Allstate Insurance
                                               Company (July 1989-December 1994); director of
                                               various other business and charitable
                                               organizations.
James F. Higgins* (52) ......................  Chairman of the Private Client Group of MSDW
Trustee                                        (since May 1999); Director of the Transfer
Two World Trade Center                         Agent and Dean Witter Realty Inc.; Director or
New York, New York                             Trustee of various Morgan Stanley Dean Witter
                                               Funds (since June 2000); previously President
                                               and Chief Operating Officer of Individual
                                               Securities of MSDW (February 1997-May 1999),
                                               President and Chief Operating Officer of Dean
                                               Witter Securities of MSDW (1995-February 1997),
                                               and President and Chief Operating Officer of
                                               Dean Witter Financial (1989-1995) and Director
                                               (1985-1997) of Dean Witter Reynolds.
Dr. Manuel H. Johnson (51) ..................  Senior Partner, Johnson Smick
Trustee                                        International, Inc., a consulting firm;
c/o Johnson Smick International, Inc.          Co-Chairman and a founder of the Group of Seven
1133 Connecticut Avenue, N.W.                  Council (G7C), an international economic
Washington, D.C.                               commission; Chairman of the Audit Committee and
                                               Director or Trustee of the Morgan Stanley Dean
                                               Witter Funds; Director of Greenwich Capital
                                               Markets, Inc. (broker-dealer), Independence
                                               Standards Board (private sector organization
                                               governing independence of auditors) and
                                               NVR, Inc. (home construction); Chairman and
                                               Trustee of the Financial Accounting Founda-
                                               tion (oversight organization of the Financial
                                               Accounting Standards Board); formerly Vice
                                               Chairman of the Board of Governors of the
                                               Federal Reserve System and Assistant Secretary
                                               of the U.S. Treasury.

  NAME, AGE, POSITION WITH FUND AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Michael E. Nugent (64) ......................  General Partner, Triumph Capital, L.P., a
Trustee                                        private investment partnership; Chairman of the
c/o Triumph Capital, L.P.                      Insurance Committee and Director or Trustee of
237 Park Avenue                                the Morgan Stanley Dean Witter Funds; formerly
New York, New York                             Vice President, Bankers Trust Company and BT
                                               Capital Corporation (1984-1988); director of
                                               various business organizations.
Philip J. Purcell* (56) .....................  Chairman of the Board of Directors and Chief
Trustee                                        Executive Officer of MSDW, Dean Witter Reynolds
1585 Broadway                                  and Novus Credit Services Inc.; Director of the
New York, New York                             Distributor; Director or Trustee of the Morgan
                                               Stanley Dean Witter Funds; Director of American
                                               Airlines, Inc. and its parent company, AMR
                                               corporation; Director and/or officer of various
                                               MSDW subsidiaries.
John L. Schroeder (69) ......................  Retired; Chairman of the Derivatives Committee
Trustee                                        and Director or Trustee of the Morgan Stanley
c/o Mayer, Brown & Platt                       Dean Witter Funds; Director of Citizens
Counsel to the Independent Trustees            Utilities Company (telecommunications, gas,
1675 Broadway                                  electric and water utilities company); formerly
New York, New York                             Executive Vice President and Chief Investment
                                               Officer of the Home Insurance Company (August
                                               1991-September 1995).
Mitchell M. Merin (46) ......................  President and Chief Operating Officer of Asset
President                                      Management of MSDW (since December 1998);
Two World Trade Center                         President and Director (since April 1997) and
New York, New York                             Chief Executive Officer (since June 1998) of
                                               the Investment Manager and MSDW Services
                                               Company; Chairman, Chief Executive Officer and
                                               Director of the Distributor (since June 1998);
                                               Chairman and Chief Executive Officer (since
                                               June 1998) and Director (since January 1998) of
                                               the Transfer Agent; Director of various MSDW
                                               subsidiaries; President of the Morgan Stanley
                                               Dean Witter Funds and Discover Brokerage Index
                                               Series (since May 1999); Trustee of various Van
                                               Kampen investment companies (since December
                                               1999); previously Chief Strategic Officer of
                                               the Investment Manager and MSDW Services
                                               Company and Executive Vice President of the
                                               Distributor (April 1997-June 1998), Vice
                                               President of the Morgan Stanley Dean Witter
                                               Funds and Discover Brokerage Index Series (May
                                               1997-April 1999), and Executive Vice President
                                               of Dean Witter, Discover & Co.

  NAME, AGE, POSITION WITH FUND AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Barry Fink (45) .............................  General Counsel of Asset Management of MSDW
Vice President,                                (since May 2000); Executive Vice President
Secretary and General Counsel                  (since December 1999) and Secretary and General
Two World Trade Center                         Counsel (since February 1997) and Director
New York, New York                             (since July 1998) of the Investment Manager and
                                               MSDW Services Company; Vice President,
                                               Secretary and General Counsel of the Morgan
                                               Stanley Dean Witter Funds (since February
                                               1997); Vice President and Secretary of the
                                               Distributor; previously, Senior Vice President
                                               (March 1997-December 1999), First Vice
                                               President, Assistant Secretary and Assistant
                                               General Counsel of the Investment Manager and
                                               MSDW Services Company.
Mark Bavoso (39) ............................  Senior Vice President of the Investment
Vice President                                 Manager; Vice President of several of the
Two World Trade Center                         Morgan Stanley Dean Witter Funds.
New York, New York
Thomas F. Caloia (54) .......................  First Vice President and Assistant Treasurer of
Treasurer                                      the Investment Manager, the Distributor and
Two World Trade Center                         MSDW Services Company; Treasurer of the Morgan
New York, New York                             Stanley Dean Witter Funds.


------------------------
* Denotes Trustees who are "interested persons" of the Fund as defined in the Investment Company Act.


    In addition, RONALD E. ROBISON, Executive Vice President, Chief Administrative Officer and Director of the Investment Manager and MSDW Services Company, ROBERT S. GIAMBRONE, Senior Vice President of the Investment Manager, MSDW Services Company, the Distributor and the Transfer Agent and Director of the Transfer Agent, JOSEPH J. MCALINDEN, Executive Vice President and Chief Investment Officer of the Investment Manager and Director of the Transfer Agent, KENTON J. HINCHLIFFE, Senior Vice President of the Investment Manager, GUY G. RUTHERFORD, JR., Senior Vice President of the Investment Manager and Director of the Growth Group of the Investment Manager, and ROBERT ROSSETTI, Vice President of the Investment Manager, are Vice Presidents of the Fund, and STEVEN MACNAMARA, Vice President of the Investment Manager, is an Assistant Vice President of the Fund.



    In addition, MARILYN K. CRANNEY, TODD LEBO, LOU ANNE D. MCINNIS, CARSTEN OTTO and RUTH ROSSI, First Vice Presidents and Assistant General Counsels of the Investment Manager and MSDW Services Company, and NATASHA KASSIAN, Assistant Vice President and Assistant General Counsel of the Investment Manager and MSDW Services Company, are Assistant Secretaries of the Fund.



    INDEPENDENT DIRECTORS/TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the independent directors/trustees. The Morgan Stanley Dean Witter Funds seek as independent directors/trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' boards, such individuals may reject other attractive assignments because the funds make substantial demands on their time. All of the independent directors/trustees serve as members of the Audit Committee. In addition, three of the directors/trustees, including two independent directors/trustees, serve as members of the Derivatives Committee and the Insurance Committee.



    The independent directors/trustees are charged with recommending to the full board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The independent directors/trustees are required to select and nominate individuals to fill any independent director/trustee vacancy on the board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Dean Witter Funds have a Rule 12b-1 plan.


    The Audit Committee is charged with recommending to the full board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of the services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full board.


    The board of each fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund.



    Finally, the board of each fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.



    ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT DIRECTORS/TRUSTEES FOR ALL MORGAN STANLEY DEAN WITTER FUNDS. The independent directors/trustees and the Funds' management believe that having the same independent directors/trustees for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as independent trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as independent directors/trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of independent directors/trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same independent directors/trustees serve on all Fund boards enhances the ability of each Fund to obtain, at modest cost to each separate fund, the services of independent directors/trustees, of the caliber, experience and business acumen of the individuals who serve as independent directors/trustees of the Morgan Stanley Dean Witter Funds.



    TRUSTEE AND OFFICER INDEMNIFICATION. The Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

C. COMPENSATION
    The Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750, and the Chairmen of the Derivatives and Insurance Committees additional annual fees of $500). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting, or a meeting of the Independent Trustees and/or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by the Fund. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee.

    The following table illustrates the compensation that the Fund paid to its Independent Trustees for the fiscal year ended May 31, 2000.

                               FUND COMPENSATION


                                                               AGGREGATE
                                                             COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                  FROM THE FUND
---------------------------                                  -------------
Michael Bozic...............................................    $1,600
Edwin J. Garn...............................................     1,600
Wayne E. Hedien.............................................     1,600
Dr. Manuel H. Johnson.......................................     2,350
Michael E. Nugent...........................................     2,100
John L. Schroeder...........................................     2,050



    The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 1999 for services to the 93 Morgan Stanley Dean Witter Funds that were in operation at December 31, 1999.

            CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS


                                                                TOTAL CASH
                                                               COMPENSATION
                                                              FOR SERVICES TO
                                                                 93 MORGAN
                                                               STANLEY DEAN
NAME OF INDEPENDENT TRUSTEE                                    WITTER FUNDS
---------------------------                                   ---------------
Michael Bozic...............................................     $134,600
Edwin J. Garn...............................................      138,700
Wayne E. Hedien.............................................      138,700
Dr. Manuel H. Johnson.......................................      208,638
Michael E. Nugent...........................................      193,324
John L. Schroeder...........................................      193,324



    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, 55 of the Morgan Stanley Dean Witter Funds, not including the Fund, have adopted a retirement program under which an independent director/trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an independent director/trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "ADOPTING FUND" and each such director/trustee referred to as an "ELIGIBLE TRUSTEE") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.

    Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "REGULAR BENEFIT") equal to 30.22% of his or her Eligible Compensation plus 0.5036667% of such Eligible Compensation for each full month of service as an independent director/ trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the Board.(1) "ELIGIBLE COMPENSATION" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are accrued as expenses on the books of the Adopting Funds. Such benefits are not secured or funded by the Adopting Funds.



    The following table illustrates the retirement benefits accrued to the Independent Trustees by the 55 Morgan Stanley Dean Witter Funds (not including the Fund) for the calendar year ended December 31, 1999, and the estimated retirement benefits for the Independent Trustees, to commence upon their retirement, from the 55 Morgan Stanley Dean Witter Funds as of the calendar year ended December 31, 1999.


                            RETIREMENT BENEFITS FROM
                      ALL MORGAN STANLEY DEAN WITTER FUNDS


                                            FOR ALL ADOPTING FUNDS
                                        -------------------------------      RETIREMENT      ESTIMATED ANNUAL
                                         ESTIMATED                            BENEFITS           BENEFITS
                                          CREDITED                           ACCRUED AS            UPON
                                          YEARS OF          ESTIMATED         EXPENSES        RETIREMENT(2)
                                         SERVICE AT       PERCENTAGE OF        BY ALL            FROM ALL
                                         RETIREMENT         ELIGIBLE          ADOPTING           ADOPTING
NAME OF INDEPENDENT TRUSTEE             (MAXIMUM 10)      COMPENSATION         FUNDS              FUNDS
---------------------------             ------------      ------------         -----              -----
Michael Bozic.........................       10              60.44%           $20,933             $50,588
Edwin J. Garn.........................       10              60.44             31,737              50,675
Wayne E. Hedien.......................        9              51.37             39,566              43,000
Dr. Manuel H. Johnson.................       10              60.44             13,129              75,520
Michael E. Nugent.....................       10              60.44             23,175              67,209
John L. Schroeder.....................        8              50.37             41,558              52,994


------------------------


(1) An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit.



(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote 1 above.


IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------


    The following owned more than 5% of the outstanding shares of Class D of the Portfolio on July 7, 2000: Peninsula Security Building Co Ltd PFT SHR Trust DTD 3/15/76 ATTN: Luther Izmirian, 229 S. Railroad Avenue, San Mateo, CA 94401-3339--27.038%; and Hare & Co. c/o The Bank of New York, P.O. Box 11203, New York, New York 10286--15.772%.


    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, the aggregate number of shares of beneficial interest of the Portfolio owned by the Portfolio's officers and Trustees as a group was less than 1% of the Portfolio's shares of beneficial interest outstanding.

V. INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

A. INVESTMENT MANAGER


    The Investment Manager to the Portfolio is Morgan Stanley Dean Witter Advisors Inc., a Delaware corporation, whose address is Two World Trade Center, New York, NY 10048. The Investment Manager is a wholly-owned subsidiary of MSDW, a Delaware corporation. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.



    Pursuant to an Investment Management Agreement (the "MANAGEMENT AGREEMENT") with the Investment Manager, the Portfolio has retained the Investment Manager to provide administrative services, manage its business affairs and supervise the investment of the Portfolio's assets. The Portfolio pays the Investment Manager monthly compensation calculated daily by applying the following annual rates to the net assets of the Portfolio determined as of the close of each business day: 0.65% of the portion of such daily net assets not exceeding
$1.5 billion; and 0.625% of the portion of such daily net assets exceeding $1.5 billion. The management fee is allocated among the Classes pro rata based on the net assets of the Portfolio attributable to each Class. The Portfolio accrued total compensation to the Investment Manager of $2,943,814, $12,794,605 and $12,777,878, during the period February 25, 1998 (commencement of operations) through May 31, 1998 and during the fiscal years ended May 31, 1999 and 2000, respectively.


    The Investment Manager has retained its wholly-owned subsidiary, MSDW Services Company, to perform administrative services for the Portfolio.

B. PRINCIPAL UNDERWRITER

    The Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, the shares of the Portfolio are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Dean Witter Reynolds, which through its own sales organization sells shares of the Portfolio. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW.


    The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. These expenses include the payment of commissions for sales of the Portfolio's shares and incentive compensation to Financial Advisors, the cost of educational and/or business related trips, and educational and/or promotional and business-related expenses. The Distributor also pays certain expenses in connection with the distribution of the Portfolio's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of the Portfolio's shares. The Portfolio bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Portfolio also bears the costs of registering the Portfolio and its shares under federal and state securities laws and pays filing fees in accordance with state securities laws.


    The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Portfolio of the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of the Portfolio's shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or the Portfolio's shareholders.

C. SERVICES PROVIDED BY THE INVESTMENT MANAGER


    The Investment Manager supervises the investment of the Portfolio's assets. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously oversee the management of the assets of the Portfolio in a manner consistent with its investment objective.

    Under the terms of the Management Agreement, the Investment Manager also maintains certain of the Portfolio's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Portfolio may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Portfolio, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Portfolio.

    Expenses not expressly assumed by the Investment Manager under the Management Agreement or by the Distributor, will be paid by the Portfolio. These expenses will be allocated among the four Classes of shares pro rata based on the net assets of the Portfolio attributable to each Class, except as described below. Such expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Portfolio and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Portfolio and supplements thereto to the Portfolio's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Portfolio's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of the Portfolio's independent accountants; membership dues of industry associations; interest on Portfolio borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Portfolio's operation. The 12b-1 fees relating to a particular Class will be allocated directly to that Class. In addition, other expenses associated with a particular Class (except advisory or custodial fees) may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class and the direct allocation to that Class is approved by the Trustees.

    The Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of the Portfolio's investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or the Portfolio's investors.


    The Management Agreement will remain in effect from year to year provided continuance of the Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the Portfolio, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees, including a majority of the Independent Trustees.

D. DEALER REALLOWANCES

    Upon notice to selected broker-dealers, the Distributor may reallow up to the full applicable front-end sales charge during periods specified in such notice. During periods when 90% or more of the sales charge is reallowed, such selected broker-dealers may be deemed to be underwriters as that term is defined in the Securities Act.

E. RULE 12b-1 PLAN

    The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act (the "PLAN") pursuant to which each Class of the Portfolio, other than Class D, pays the Distributor compensation accrued daily and payable monthly at the following annual rates: 0.25%, 1.0% and 1.0% of the average daily net assets of Class A, Class B and Class C, respectively.


    The Distributor also receives the proceeds of front-end sales charges ("FSCS") and of contingent deferred sales charges ("CDSCS") imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan. The Distributor has informed the Fund that it and/or Dean Witter Reynolds received the proceeds of CDSCs and FSCs, for the period February 25, 1998 (commencement of operations) through May 31, 1998 and for the fiscal years ended May 31, 1999 and 2000, in approximate amounts as provided in the table below (the Distributor did not retain any of these amounts).



                                    2000                    1999                    1998
                            ---------------------   ---------------------   ---------------------
Class A...................    FSCs:(1) $  112,583     FSCs:(1) $  285,119   FSCs:(1)   $2,815,924
                             CDSCs:    $      748    CDSCs:    $   31,943    CDSCs:    $    1,917
Class B...................   CDSCs:    $5,206,675    CDSCs:    $7,118,234    CDSCs:    $  380,966
Class C...................   CDSCs:    $   18,903    CDSCs:    $  316,659    CDSCs:    $   16,983


------------------------------

(1) FSCs apply to Class A only.


    The Distributor has informed the Fund that the entire fee payable by Class A and a portion of the fees payable by each of Class B and Class C each year pursuant to the Plan equal to 0.25% of such Class' average daily net assets are currently each characterized as a "service fee" under the Rules of the National Association of Securities Dealers, Inc. (of which the Distributor is a member). The "service fee" is a payment made for personal service and/or the maintenance of shareholder accounts. The remaining portion of the Plan fees payable by a Class, if any, is characterized as an "asset-based sales charge" as such is defined by the Rules of the Association.


    Under the Plan and as required by Rule 12b-1, the Trustees receive and review promptly after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made. For the fiscal year ended May 31, 2000, Class A, Class B and Class C shares of the Portfolio accrued payments under the Plan amounting to $239,001, $17,387,205 and $1,448,814, respectively, which amounts are equal to 0.24%, 1.00% and 1.00% of the average daily net assets of Class A, Class B and Class C, respectively, for the fiscal year.


    The Plan was adopted in order to permit the implementation of the Portfolio's method of distribution. Under this distribution method the Portfolio offers four Classes, each with a different distribution arrangement.


    With respect to Class A shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from proceeds of the FSC, commissions for the sale of Class A shares, currently a gross sales credit of up to 5.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.25% of the current value of the respective accounts for which they are the Financial Advisors or dealers of record in all cases. On orders of $1 million or more (for which no sales charge was paid) or net asset value purchases by employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which the Transfer Agent serves as Trustee or MSDW's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement ("MSDW ELIGIBLE PLANS"), the Investment Manager compensates Financial Advisors by paying them, from its own funds, a gross sales credit of 1.0% of the amount sold.

    With respect to Class B shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class B shares, currently a gross sales credit of up to 5.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.25% of the current value (not including reinvested dividends or distributions) of the amount sold in all cases. In the case of Class B shares purchased by MSDW Eligible Plans, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, a gross sales credit of 3.0% of the amount sold.

    With respect to Class C shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class C shares, currently a gross sales credit of up to 1.0% of the amount sold and an annual residual commission, currently up to 1.0% of the current value of the respective accounts for which they are the Financial Advisors of record.


    With respect to Class D shares other than shares held by participants in the Investment Manager's mutual fund asset allocation program, the Investment Manager compensates Dean Witter Reynolds' Financial Advisors by paying them, from its own funds, commissions for the sale of Class D shares, currently a gross sales credit of up to 1.0% of the amount sold. There is a chargeback of 100% of the amount paid if the Class D shares are redeemed in the first year and a chargeback of 50% of the amount paid if the Class D shares are redeemed in the second year after purchase. The Investment Manager also compensates Dean Witter Reynolds' Financial Advisors by paying them, from its own funds, an annual residual commission, currently up to 0.10% of the current value of the respective accounts for which they are the Financial Advisors of record (not including accounts of participants in the Investment Manager's mutual fund asset allocation program).



    The gross sales credit is a charge which reflects commissions paid by Dean Witter Reynolds to its Financial Advisors and Dean Witter Reynolds' Fund-associated distribution-related expenses, including sales compensation, and overhead and other branch office distribution-related expenses including
(a) the expenses operating Dean Witter Reynolds' branch offices in connection with the sale of shares of the Portfolio, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies; (b) the costs of client sales seminars; (c) travel expenses of mutual fund sales coordinators to promote the sale of shares of the Portfolio; and (d) other expenses relating to branch promotion of Portfolio sales.



    The Investment Manager pays a retention fee to Financial Advisors at an annual rate of 0.05% of the value of shares of the Fund sold after January 1, 2000 and held for a least one year. Shares purchased through the reinvestment of dividends will be eligible for a retention fee, provided that such dividends were earned on shares otherwise eligible for a retention fee payment. Shares owned in variable annuities, closed-end fund shares and shares held in 401(k) plans where the Transfer Agent or MSDW's Retirement Plan Services is either recordkeeper or trustee are not eligible for a retention fee.



    For the first year only, the retention fee is paid on any shares of the Fund sold after January 1, 2000 and held by shareholders on December 31, 2000.



    The retention fees are paid by the Investment Manager from its own assets, which may include profits from investment management fees payable under the Management Agreement, as well as from borrowed funds.



    The distribution fee that the Distributor receives from the Portfolio under the Plan, in effect, offsets distribution expenses incurred under the Plan on behalf of the Portfolio and, in the case of Class B shares, opportunity costs, such as the gross sales credit and an assumed interest charge thereon ("CARRYING CHARGE"). These expenses may include the cost of Portfolio-related educational and/or business-related trips or payment of Portfolio-related educational and/or promotional expenses of Financial Advisors. In the Distributor's reporting of the distribution expenses to the Portfolio, in the case of Class B shares, such assumed interest (computed at the "BROKER'S CALL RATE") has been calculated on the gross credit as it is reduced by amounts received by the Distributor under the Plan and any contingent deferred sales charges received by the Distributor upon redemption of shares of the Portfolio. No other interest charge is included as a distribution expense in the Distributor's calculation of its distribution costs for this purpose. The broker's call rate is the interest rate charged to securities brokers on loans secured by exchange-listed securities.


    The Portfolio is authorized to reimburse expenses incurred or to be incurred in promoting the distribution of the Portfolio's Class A and Class C shares and in servicing shareholder accounts. Reimbursement will be made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.25%, in the case of Class A, and 1.0%, in the case of Class C, of the average net assets of the respective Class of the Portfolio during the month. No interest or other financing charges, if any, incurred on any distribution expenses on behalf of Class A and Class C will be reimbursable under the Plan. With respect to Class A, in the case of all expenses other than expenses representing the service fee, and, with respect to Class C, in the case of all expenses other than expenses representing a gross sales credit or a residual to Financial Advisors and other authorized financial representatives, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including, a majority of the Independent Trustees. Expenses representing the service fee (for Class A) or a gross sales credit or a residual to Financial Advisors and other authorized financial representatives (for Class C) may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be reimbursed by the Portfolio, the Distributor will provide and the Trustees will review a quarterly budget of projected distribution expenses to be incurred on behalf of the Portfolio, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees will determine which particular expenses, and the portions thereof, that may be borne by the Portfolio, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Portfolio's Class A and Class C shares.


    Each Class of the Portfolio paid 100% of the amounts accrued under the Plan with respect to that Class for the fiscal year ended May 31, 2000 to the Distributor. The Distributor and Dean Witter Reynolds estimate that they have spent, pursuant to the Plan, $123,184,343 on behalf of Class B since the inception of the Portfolio. It is estimated that this amount was spent in approximately the following ways: (i) 4.48% ($5,517,127) advertising and promotional expenses; (ii) 0.34% ($421,988)--printing of prospectuses for distribution to other than current shareholders; and (iii) 95.18% ($117,245,228)--other expenses, including the gross sales credit and the carrying charge, of which 7.58% ($8,884,395) represents carrying charges, 38.26% ($44,861,385) represents commission credits to Dean Witter Reynolds branch offices and other selected broker-dealers for payments of commissions to Financial Advisors and other selected broker-dealer representatives, and 54.15% ($63,499,448) represents overhead and other branch office distribution-related expenses. The amounts accrued by Class A and a portion of the amounts accrued by Class C under the Plan were service fees during the fiscal year ended May 31, 2000. The remainder of the amounts accrued by Class C were for expenses which relate to compensation of sales personnel and associated overhead expenses.



    In the case of Class B shares, at any given time, the expenses of distributing shares of the Portfolio may be more or less than the total of
(i) the payments made by the Portfolio pursuant to the Plan; and (ii) the proceeds of CDSCs paid by investors upon redemption of shares. For example, if $1 million in expenses in distributing Class B shares of the Portfolio had been incurred and $750,000 had been received as described in (i) and (ii) above, the excess expense would amount to $250,000. The Distributor has advised the Portfolio that in the case of Class B shares the excess distribution expenses, including the carrying charge designed to approximate the opportunity costs incurred by Dean Witter Reynolds which arise from it having advanced monies without having received the amount of any sales charges imposed at the time of sale of the Portfolio's Class B shares, totaled $72,072,947 as of May 31, 2000 (the end of the Portfolio's fiscal year), which was equal to 4.27% of the net assets of Class B on such date. Because there is no requirement under the Plan that the Distributor be reimbursed for all distribution expenses with respect to Class B shares or any requirement that the Plan be continued from year to year, this excess amount does not constitute a liability of the Portfolio. Although there is no legal obligation for the Portfolio to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of CDSCs paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or CDSCs, may or may not be recovered through future distribution fees or CDSCs.



    In the case of Class A and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Portfolio through payments in any subsequent year, except that expenses representing a gross sales commission credited to Morgan Stanley Dean Witter Financial Advisors and other authorized broker-dealer representatives at the time of sale may be reimbursed in the subsequent calendar year. The Distributor has advised that there were no such expenses that may be reimbursed in the subsequent year in the case of Class A and Class C at December 31, 1999. No interest or other financing charges will be incurred on any Class A or Class C distribution expenses incurred by the Distributor under the Plan or on any unreimbursed expenses due to the Distributor pursuant to the Plan.


    No interested person of the Fund nor any Independent Trustee has any direct financial interest in the operation of the Plan except to the extent that the Distributor, the Investment Manager, Dean Witter Reynolds, MSDW Services Company or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Portfolio.

    On an annual basis, the Trustees, including a majority of the Independent Trustees, consider whether the Plan should be continued. Prior to approving the last continuation of the Plan, the Trustees requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue the Plan, the Trustees considered: (1) the Portfolio's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated;
(2) the benefits the Portfolio had obtained, was obtaining and would be likely to obtain under the Plan, including that: (a) the Plan is essential in order to give Portfolio investors a choice of alternatives for payment of distribution and service charges and to enable the Portfolio to continue to grow and avoid a pattern of net redemptions which, in turn, are essential for effective investment management; and (b) without the compensation to individual brokers and the reimbursement of distribution and account maintenance expenses of Dean Witter Reynolds's branch offices made possible by the 12b-1 fees, Dean Witter Reynolds could not establish and maintain an effective system for distribution, servicing of Portfolio shareholders and maintenance of shareholder accounts; and
(3) what services had been provided and were continuing to be provided under the Plan to the Portfolio and its shareholders. Based upon their review, the Trustees, including each of the Independent Trustees, determined that continuation of the Plan would be in the best interest of the Portfolio and would have a reasonable likelihood of continuing to benefit the Portfolio and its shareholders. In the Trustees' quarterly review of the Plan, they will consider its continued appropriateness and the level of compensation provided therein.
    The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the affected Class or Classes of the Portfolio, and all material amendments to the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Portfolio (as defined in the Investment Company Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.

F. OTHER SERVICE PROVIDERS
(1) TRANSFER AGENT/DIVIDEND-PAYING AGENT

    Morgan Stanley Dean Witter Trust FSB is the Transfer Agent for the Portfolio's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Portfolio shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, Jersey City, NJ 07311.

(2) CUSTODIAN AND INDEPENDENT ACCOUNTANTS

    The Bank of New York, 100 Church Street, New York, NY 10007 is the Custodian of the Portfolio's assets. The Custodian has contracted with various foreign banks and depositaries to hold portfolio securities of non-U.S. issuers on behalf of the Portfolio. Any of the Portfolio's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.


    PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036 served as the independent accountants of the Fund for the fiscal year ended May 31, 2000. Effective July 1, 2000, PricewaterhouseCoopers LLP resigned and Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281, was appointed the independent accountants for the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.

(3) AFFILIATED PERSONS
    The Transfer Agent is an affiliate of the Investment Manager, and of the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from the Portfolio and is reimbursed for its out-of-pocket expenses in connection with such services.

G. CODES OF ETHICS


    The Fund, the Investment Manager and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Portfolio, subject to a number of restrictions and controls including prohibitions against purchases of securities in an Initial Public Offering and a preclearance requirement with respect to personal securities transactions.


VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------

A. BROKERAGE TRANSACTIONS

    Subject to the general supervision of the Trustees, the Investment Manager is responsible for decisions to buy and sell securities for the Portfolio, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with non-affiliated dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Portfolio also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. Options and futures transactions will usually be effected through a broker and a commission will be charged. On occasion, the Portfolio may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.

    During the period February 25, 1998 (commencement of operations) through May 31, 1998, and for the fiscal years ended May 31, 1999 and 2000, the Portfolio paid a total of $1,566,636, $3,219,595 and $3,160,865, respectively, in brokerage commissions.


B. COMMISSIONS

    Pursuant to an order of the SEC, the Fund may effect principal transactions in certain money market instruments with Dean Witter Reynolds. The Fund will limit its transactions with Dean Witter Reynolds to U.S. Government and government agency securities, bank money instruments (i.e., certificates of deposit and bankers' acceptances) and commercial paper. The transactions will be effected with Dean Witter Reynolds only when the price available from Dean Witter Reynolds is better than that available from other dealers.


    During the period February 25, 1998 (commencement of operations) through May 31, 1998, and for the fiscal years ended May 31, 1999 and 2000, the Portfolio did not effect any principal transactions with Dean Witter Reynolds.



    Substantially all of the brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges are expected to be effected through Dean Witter Reynolds, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for the Portfolio, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Portfolio does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.



    During the period February 25, 1998 (commencement of operations) through May 31, 1998, and for the fiscal years ended May 31, 1999 and 2000, the Portfolio did not pay any brokerage commissions to Dean Witter Reynolds.



    During the period February 25, 1998 (commencement of operations) through May 31, 1998 and during the fiscal years ended May 31, 1999 and 2000, the Portfolio paid a total of $1,046,737, $2,226,782 and $2,490,578, respectively, in brokerage commissions to Morgan Stanley & Co. During the fiscal year ended May 31, 2000, the brokerage commissions paid to Morgan Stanley & Co. represented approximately 78.79% of the total brokerage commissions paid by the Portfolio for this period and were paid on account of transactions having an aggregate dollar value equal to approximately 90.53% of the aggregate dollar value of all portfolio transactions of the Portfolio during the year for which commissions were paid.

C. BROKERAGE SELECTION

    The policy of the Fund regarding purchases and sales of securities for the Portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Portfolio's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Portfolio and the Investment Manager from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Manager relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. These determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

    The Portfolio anticipates that certain of its transactions involving foreign securities will be effected on foreign securities exchanges. Fixed commissions on such transactions are generally higher than negotiated commissions on domestic transactions. There is also generally less government supervision and regulation of foreign securities exchanges and brokers than in the United States.

    In seeking to implement the Fund's policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Investment Manager from brokers and dealers may be of benefit to the Investment Manager in the management of accounts of some of its other clients and may not in all cases benefit the Fund directly.


    The Investment Manager currently serves as advisor to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager to cause purchase and sale transactions to be allocated among the Portfolio and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Portfolio and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the Portfolio and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager utilizes a pro rata allocation process based on the size of the relevant funds and/or client accounts involved and the number of shares available from the public offering.


D. DIRECTED BROKERAGE


    During the fiscal year ended May 31, 2000, the Portfolio paid $659,094 in brokerage commissions in connection with transactions in the aggregate amount of $245,304,048 to brokers because of research services provided.


E. REGULAR BROKER-DEALERS


    During the fiscal year ended May 31, 2000, the Portfolio purchased stock issued by The Bank of New York, which was among the ten brokers or the ten dealers which executed transactions for or with the Portfolio in the largest dollar amounts during the year. At May 31, 2000, the Portfolio held stock issued by The Bank of New York with a market value of $48,533,375.

VII. CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------

    The shareholders of the Portfolio are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest of the Portfolio. All shares of beneficial interest of the Portfolio are of $0.01 par value and are equal as to earnings, assets and voting privileges.

    The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series.


    The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances the Trustees may be removed by the actions of the Trustees. In addition, under certain circumstances, the Shareholders may call a meeting to remove Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining share would be unable to elect any Trustees.


    Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Portfolio shareholders of personal liability is remote.


    All of the Trustees, except for James F. Higgins, have been elected by the shareholders of the Fund. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Portfolio.


VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------


A. PURCHASE/REDEMPTION OF SHARES


    Information concerning how Portfolio shares are offered to the public (and how they are redeemed and exchanged) is provided in the Portfolio's PROSPECTUS.

    TRANSFER AGENT AS AGENT. With respect to the redemption or repurchase of Fund shares, the application of proceeds to the purchase of new shares in the Fund or any other Morgan Stanley Dean Witter Funds and the general administration of the exchange privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

    The Distributor and any authorized broker-dealer have appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other Morgan Stanley Dean Witter Fund and the general administration of the exchange privilege. No commission or discounts will be paid to the Distributor or any authorized broker-dealer for any transaction pursuant to the exchange privilege.

    TRANSFERS OF SHARES. In the event a shareholder requests a transfer of Portfolio shares to a new registration, the shares will be transferred without sales charge at the time of transfer. With regard to the status of shares which are either subject to the CDSC or free of such charge (and with regard to the length of time shares subject to the charge have been held), any transfer involving less than all of the shares in an account will be made on a pro rata basis (that is, by transferring shares in the same proportion that the transferred shares bear to the total shares in the account immediately prior to the transfer). The transferred shares will continue to be subject to any applicable CDSC as if they had not been so transferred.

B. OFFERING PRICE

    The Portfolio's Class B, Class C and Class D shares are offered at net asset value per share and the Class A shares are offered at net asset value per share plus any applicable FSC which is distributed among the Portfolio's Distributor, Dean Witter Reynolds, and other authorized dealers as described in Section "V. Investment Management and Other Services -- E. Rule 12b-1 Plan."

    The price of Portfolio shares, called "NET ASSET VALUE," is based on the value of the Portfolio's securities. Net asset value per share of each Class is calculated by dividing the value of the portion of the Portfolio's securities and other assets attributable to that Class, less the liabilities attributable to that Class, by the number of shares of that Class outstanding. The assets of each Class of shares are invested in a single portfolio. The net asset value of each Class, however, will differ because the Classes have different ongoing fees.


    In the calculation of the Portfolio's net asset value: (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); and (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price. When market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Portfolio's Trustees. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange.


    Short-term debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees.

    Futures are valued at the latest sale price on the commodities exchange on which they trade unless the Trustees determine such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.
    Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Portfolio's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events which may affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange and will therefore not be reflected in the computation of the Portfolio's net asset value. If events that may affect the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.


IX. TAXATION OF THE PORTFOLIO AND SHAREHOLDERS

--------------------------------------------------------------------------------

    The Portfolio generally will make two basic types of distributions: ordinary dividends and long-term capital gain distributions. These two types of distributions are reported differently on a shareholder's income tax return and they are also subject to different rates of tax. The tax treatment of the investment activities of the Portfolio will affect the amount and timing and character of the distributions made by the Portfolio. Tax issues relating to the Portfolio are not generally a consideration for shareholders such as tax-exempt entities and tax-advantaged retirement vehicles such as an IRA or 401(k) plan. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.

    INVESTMENT COMPANY TAXATION. The Portfolio intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. As such, the Portfolio will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders.
    The Portfolio generally intends to distribute sufficient income and gains so that the Portfolio will not pay corporate income tax on its earnings. The Portfolio also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, the Portfolio may instead determine to retain all or part of any net long-term capital gains in any year for reinvestment. In such event, the Portfolio will pay federal income tax (and possibly excise tax) on such retained gains.
    Gains or losses on sales of securities by the Portfolio will be long-term capital gains or losses if the securities have a tax holding period of more than one year. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term gains or losses.
    Gains or losses on the Portfolio's transactions in listed non-equity options, futures and options on futures generally are treated as 60% long-term and 40% short-term. When the Portfolio engages in options and futures transactions, various tax rules may accelerate or defer recognition of certain gains and losses, change the character of certain gains or losses, or alter the holding period of other investments held by the Portfolio. The application of these rules would therefore also affect the amount, timing and character of distributions made by the Portfolio.

    The Portfolio's foreign currency gains or losses from forward contracts, futures contracts that are not "regulated futures contracts," and unlisted options, and certain other foreign currency gains or losses derived with respect to fixed-income securities, are treated as ordinary income or loss. In general, such foreign currency gains or losses will increase or decrease the amount of the Portfolio's income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gain. Additionally, if such foreign currency losses exceed other ordinary income during a taxable year, the Portfolio would not be able to make ordinary income distributions for the year.



    Under certain tax rules, the Portfolio may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Portfolio receives no payments in cash on the security during the year. In addition, if the Portfolio invests in an equity security of a non-U.S. corporation classified as a "passive foreign investment company" for U.S. tax purposes, the application of certain technical tax provisions applying to investments in such companies may result in the Portfolio being required to accrue income in respect of the security without any receipt of cash attributable to such income. To the extent that the Portfolio invests in such securities, it would be required to pay out such accrued discount as an income distribution in each year in order to avoid taxation at the Portfolio level. Such distributions will be made from the available cash of the Portfolio or by liquidation of portfolio securities if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Investment Manager will select which securities to sell. The Portfolio may realize a gain or loss from such sales. In the event the Portfolio realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

    TAXATION OF DIVIDENDS AND DISTRIBUTIONS. Shareholders normally will have to pay federal income taxes, and any state and/or local income taxes, on the dividends and other distributions they receive from the Portfolio. Such dividends and distributions, to the extent that they are derived from net investment income or short-term capital gains, are taxable to the shareholder as ordinary income regardless of whether the shareholder receives such payments in additional shares or in cash.


    Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Portfolio's shares and regardless of whether the distribution is received in additional shares or in cash. The Taxpayer Relief Act of 1997 reduced the maximum tax rate on long-term capital gains realized by non-corporate shareholders is 20%.


    Shareholders are generally taxed on any ordinary dividend or capital gain distributions from the Portfolio in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31, to shareholders of record of such month.


    Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by the Portfolio of investment income and short-term capital gains.



    After the end of each calendar year, shareholders will be sent information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains and the amount of any dividends eligible for the federal dividends received deduction for corporations.



    PURCHASES AND REDEMPTIONS AND EXCHANGES OF PORTFOLIO SHARES. Any dividend or capital gains distribution received by a shareholder from any investment company will have the effect of reducing the net asset value of the shareholder's stock in that company by the exact amount of the dividend or capital gains distribution. Furthermore, such dividends and capital gains distributions are subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing Portfolio shares immediately prior to a distribution record date.



    In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Portfolio shares is normally treated as a sale for tax purposes. Portfolio shares held for a period of one year or less will, for tax purposes, generally result in short-term gains or losses and those held for more than one year generally result in long-term gain or loss. Under current law, the maximum tax rate on long-term capital gains realized by non-corporate shareholders is 20%. Any loss realized by shareholders upon a sale or redemption of shares within six months of the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains with respect to such shares during the six-month period.


    Gain or loss on the sale or redemption of shares in the Portfolio is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

    Exchanges of Portfolio shares for shares of another fund, including shares of other Morgan Stanley Dean Witter Funds, are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the first fund, followed by the purchase of shares in the second fund.
    If a shareholder realizes a loss on the redemption or exchange of a fund's shares and reinvests in that fund's shares within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.
X. UNDERWRITERS
--------------------------------------------------------------------------------

    The Portfolio's shares are offered to the public on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plan."

XI. CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

    From time to time, the Portfolio may quote its "total return" in advertisements and sales literature. These figures are computed separately for Class A, Class B, Class C and Class D shares. The Portfolio's "average annual total return" represents an annualization of the Portfolio's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of operations, if shorter than any of the foregoing. The ending redeemable value is reduced by any contingent deferred sales charge ("CDSC") at the end of the one, five, ten year or other period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value by the amount of the initial investment (which in the case of Class A shares is reduced by the Class A initial sales charge), taking a root of the quotient (where the root is equivalent to the number of years in the period) and subtracting 1 from the result. The average annual total returns of Class A, Class B, Class C and Class D for the one year period ended May 31, 2000 and for the period
February 25, 1998 (commencement of operations) through May 31, 2000 were as follows: Class A: 11.10% and 8.78%, respectively; Class B: 11.36% and 9.42%, respectively; Class C: 15.42% and 10.70%, respectively; and Class D: 17.48% and 11.67%, respectively.


    In addition, the Portfolio may advertise its total return for each Class over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. These calculations may or may not reflect the imposition of the maximum front-end sales charge for Class A or the deduction of the CDSC for each of Class B and Class C which, if reflected, would reduce the performance quoted. For example, the average annual total return of the Portfolio may be calculated in the manner described above, but without deduction for any applicable sales charge. Based on this calculation, the average annual total returns of Class A, Class B, Class C and Class D for the one year period ended May 31, 2000 and for the period
February 25, 1998 (commencement of operations) through May 31, 2000 were as follows: Class A: 17.25% and 11.41%, respectively; Class B: 16.36% and 10.59%, respectively; Class C: 16.42% and 10.70%, respectively; and Class D: 17.48% and 11.67%, respectively.


    In addition, the Portfolio may compute its aggregate total return for each Class for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value (without reduction for any sales charge) by the initial $1,000 investment and subtracting 1 from the result. Based on the foregoing calculation, the total returns of Class A, Class B, Class C and Class D for the one year period ended May 31, 2000 and for the period February 25, 1998 (commencement of operations) through May 31, 2000 were as follows: Class A: 17.25% and 27.68%, respectively; Class B: 16.36% and 25.57%, respectively; Class C: 16.42% and 25.84%, respectively; and
Class D: 17.48% and 28.36%, respectively.



    The Portfolio may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in each Class of shares of the Portfolio by adding 1 to the Portfolio's aggregate total return to date (expressed as a decimal and without taking into account the effect of any applicable CDSC) and multiplying by $9,475, $48,000 and $97,000 in the case of Class A (investments of $10,000, $50,000 and $100,000 adjusted for the initial sales charge) or by $10,000, $50,000 and $100,000 in the case of each of Class B, Class C and Class D, as the case may be. Investments of $10,000, $50,000 and $100,000 in each Class at inception of the Class would have grown to the following amounts at May 31, 2000:



                                                                 INVESTMENT AT INCEPTION OF:
                                                    INCEPTION  --------------------------------
CLASS                                                 DATE:    $10,000     $50,000    $100,000
-----                                               ---------  -------     -------    --------
Class A...........................................    2/25/98  $12,097    $ 61,286    $123,850
Class B...........................................    2/25/98   12,557      62,785     125,570
Class C...........................................    2/25/98   12,584      62,920     125,840
Class D...........................................    2/25/98   12,836      64,180     128,360


    The Portfolio from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by recognized organizations.

XII. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    EXPERTS. The financial statements of the Portfolio for the fiscal year ended May 31, 2000 included in this STATEMENT OF ADDITIONAL INFORMATION and incorporated by reference in the PROSPECTUS have been so included and incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                                     *****

    This STATEMENT OF ADDITIONAL INFORMATION and the PROSPECTUS do not contain all of the information set forth in the REGISTRATION STATEMENT the Portfolio has filed with the SEC. The complete REGISTRATION STATEMENT may be obtained from the SEC.

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO


PORTFOLIO OF INVESTMENTS MAY 31, 2000



       NUMBER OF
         SHARES                                                                                    VALUE
----------------------------------------------------------------------------------------------------------------
                          COMMON AND PREFERRED STOCKS (97.6%)
                          AUSTRALIA (2.0%)
                          MEDIA CONGLOMERATES
        3,952,000         News Corporation Ltd. (Pref.)...................................     $   38,058,258
                                                                                               --------------

                          FINLAND (4.6%)
                          PAPER
        2,007,000         UPM-Kymmene Oyj.................................................         51,134,828
                                                                                               --------------
                          TELECOMMUNICATIONS EQUIPMENT
          716,000         Nokia Oyj (ADR).................................................         37,232,000
                                                                                               --------------

                          TOTAL FINLAND...................................................         88,366,828
                                                                                               --------------

                          FRANCE (8.2%)
                          MULTI-LINE INSURANCE
          403,000         AXA.............................................................         59,643,436
                                                                                               --------------
                          OIL REFINING/MARKETING
          315,000         Total Fina Elf..................................................         49,835,718
                                                                                               --------------
                          PACKAGED FOODS
          205,000         Groupe Danone...................................................         48,217,101
                                                                                               --------------

                          TOTAL FRANCE....................................................        157,696,255
                                                                                               --------------
                          GERMANY (2.2%)
                          MOTOR VEHICLES
        1,424,000         Bayerische Motoren Werke (BMW) AG...............................         43,083,704
                                                                                               --------------
                          JAPAN (11.3%)
                          CONSUMER ELECTRONICS/APPLIANCES
          557,600         Sony Corp.......................................................         50,432,282
                                                                                               --------------
                          DIVERSIFIED ELECTRONIC PRODUCTS
        2,022,000         Matsushita Electric Industrial Co., Ltd.........................         47,736,456
                                                                                               --------------
                          ELECTRONIC PRODUCTION EQUIPMENT
          394,000         Tokyo Electron Ltd..............................................         53,727,273
                                                                                               --------------
                          SPECIALTY CHEMICALS
        1,323,000         Shin-Etsu Chemical Co., Ltd.....................................         64,800,000
                                                                                               --------------

                          TOTAL JAPAN.....................................................        216,696,011
                                                                                               --------------
                          MEXICO (1.9%)
                          TELECOMMUNICATIONS
          754,000         Telefonos de Mexico S.A. (Series L) (ADR).......................         36,710,375
                                                                                               --------------
    NUMBER OF
     SHARES                                                                                     VALUE
----------------------------------------------------------------------------------------------------------------

                          NETHERLANDS (1.9%)
                          ALCOHOLIC BEVERAGES
          703,000         Heineken NV.....................................................     $   36,250,431
                                                                                               --------------

                          SWEDEN (2.6%)
                          LIFE INSURANCE
        1,950,000         Skandia Forsakrings AB..........................................         50,082,634
                                                                                               --------------

                          SWITZERLAND (2.5%)
                          BUILDING MATERIALS
           40,300         Holderbank Financiere Glarus AG (B Shares)......................         47,404,719
                                                                                               --------------

                          UNITED KINGDOM (4.3%)
                          ALCOHOLIC BEVERAGES
        6,161,000         Diageo PLC......................................................         52,808,519
                                                                                               --------------
                          INDUSTRIAL MACHINERY/COMPONENTS
        8,610,000         Invensys PLC....................................................         29,674,795
                                                                                               --------------

                          TOTAL UNITED KINGDOM............................................         82,483,314
                                                                                               --------------

                          UNITED STATES (56.1%)
                          AIR FREIGHT/DELIVERY SERVICES
        1,362,000         FedEx Corp.*....................................................         48,180,750
                                                                                               --------------
                          BROADCASTING
          644,000         Clear Channel Communications, Inc.*.............................         48,219,500
                                                                                               --------------
                          COMPUTER COMMUNICATIONS
          878,000         Cisco Systems, Inc.*............................................         49,991,125
                                                                                               --------------
                          COMPUTER SOFTWARE
          735,000         Microsoft Corp.*................................................         45,937,500
                                                                                               --------------
                          DISCOUNT CHAINS
        1,033,000         Wal-Mart Stores, Inc............................................         59,526,625
                                                                                               --------------
                          DIVERSIFIED FINANCIAL SERVICES
          933,000         American Express Co.............................................         50,207,062
                                                                                               --------------
                          E.D.P. PERIPHERALS
          397,000         EMC Corp.*......................................................         46,176,062
                                                                                               --------------
                          ELECTRICAL PRODUCTS
          853,000         Emerson Electric Co.............................................         50,327,000
                                                                                               --------------
                          INTERNET SERVICES
          876,000         America Online, Inc.*...........................................         46,428,000
          635,000         Exodus Communications, Inc.*....................................         44,767,500
                                                                                               --------------
                                                                                                   91,195,500
                                                                                               --------------
                          MAJOR BANKS
        1,034,000         Bank of New York Co., Inc.......................................         48,533,375
                                                                                               --------------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO


PORTFOLIO OF INVESTMENTS MAY 31, 2000, CONTINUED



    NUMBER OF
     SHARES                                                                                     VALUE
----------------------------------------------------------------------------------------------------------------
                          MAJOR CHEMICALS
          942,000         Du Pont (E.I.) de Nemours & Co., Inc............................     $   46,158,000
                                                                                               --------------
                          MAJOR PHARMACEUTICALS
          842,000         American Home Products Corp.....................................         45,362,750
                                                                                               --------------
                          MAJOR U.S. TELECOMMUNICATIONS
        1,204,000         WorldCom, Inc.*.................................................         45,225,250
                                                                                               --------------
                          MEDIA CONGLOMERATES
          595,000         Time Warner Inc.................................................         46,967,812
                                                                                               --------------
                          MEDICAL EQUIPMENT & SUPPLIES
          863,000         Medtronic, Inc..................................................         44,552,375
                                                                                               --------------
                          MULTI-SECTOR COMPANIES
        1,091,000         General Electric Co.............................................         57,413,875
                                                                                               --------------
                          OIL/GAS TRANSMISSION
          350,000         Enron Corp......................................................         25,506,250
                                                                                               --------------
                          OILFIELD SERVICES/EQUIPMENT
          980,000         Halliburton Co..................................................         49,980,000
          489,000         Schlumberger Ltd................................................         35,972,063
                                                                                               --------------
                                                                                                   85,952,063
                                                                                               --------------
                          SEMICONDUCTORS
          391,000         Intel Corp......................................................         48,752,813
                                                                                               --------------
                          TELECOMMUNICATIONS EQUIPMENT
          835,000         Lucent Technologies Inc.........................................         47,908,125
          521,000         Motorola, Inc...................................................         48,843,750
                                                                                               --------------
                                                                                                   96,751,875
                                                                                               --------------

                          TOTAL UNITED STATES.............................................      1,080,937,562
                                                                                               --------------

                          TOTAL COMMON AND PREFERRED STOCKS
                          (IDENTIFIED COST $1,644,816,337)................................      1,877,770,091
                                                                                               --------------



PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           SHORT-TERM INVESTMENTS (2.1%)
           U.S. GOVERNMENT AGENCY (a) (2.1%)
 $41,000   Federal Home Loan Bank
             6.30% due 06/01/00
             (AMORTIZED COST $41,000,000)........................................         41,000,000
                                                                                      --------------
PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                 VALUE
-------------------------------------------------------------------------------------------------------

           REPURCHASE AGREEMENT (0.0%)
    $436   The Bank of New York 6.75%
             due 06/01/00 (dated 05/31/00; proceeds $436,448) (b)
             (IDENTIFIED COST $436,366)..........................................     $      436,366
                                                                                      --------------

           TOTAL SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $41,436,366).........................................         41,436,366
                                                                                      --------------



TOTAL INVESTMENTS
(IDENTIFIED COST $1,686,252,703) (C)....................................................   99.7%    1,919,206,457

OTHER ASSETS IN EXCESS OF LIABILITIES...................................................    0.3         6,182,795
                                                                                          -----   ---------------

NET ASSETS..............................................................................  100.0%  $ 1,925,389,252
                                                                                          -----   ---------------
                                                                                          -----   ---------------



---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $480,281 Federal Home Loan Bank 6.38% due 10/06/08 valued at $445,094.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $339,992,997 and the aggregate gross unrealized depreciation is $107,039,243, resulting in net unrealized appreciation of $232,953,754.




FORWARD FOREIGN CURRENCY CONTRACT OPEN AT MAY 31, 2000:



 CONTRACT TO   IN EXCHANGE   DELIVERY   UNREALIZED
   DELIVER         FOR         DATE    DEPRECIATION
----------------------------------------------------
EUR 6,443,459   $6,005,303   06/30/00    $(30,284)
                                         ========


CURRENCY ABBREVIATION:
------------------------


EUR  Euro.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO


SUMMARY OF INVESTMENTS MAY 31, 2000


                                                                                          PERCENT OF
INDUSTRY                                                           VALUE                  NET ASSETS
------------------------------------------------------------------------------------------------------------
Air Freight/Delivery Services.............................     $   48,180,750                 2.5%
Alcoholic Beverages.......................................         89,058,949                 4.6
Broadcasting..............................................         48,219,500                 2.5
Building Materials........................................         47,404,719                 2.5
Computer Communications...................................         49,991,125                 2.6
Computer Software.........................................         45,937,500                 2.4
Consumer Electronics/Appliances...........................         50,432,282                 2.6
Discount Chains...........................................         59,526,625                 3.1
Diversified Electronic Products...........................         47,736,456                 2.5
Diversified Financial Services............................         50,207,062                 2.6
E.D.P. Peripherals........................................         46,176,062                 2.4
Electrical Products.......................................         50,327,000                 2.6
Electronic Production Equipment...........................         53,727,273                 2.8
Industrial Machinery/Components...........................         29,674,796                 1.5
Internet Services.........................................         91,195,500                 4.7
Life Insurance............................................         50,082,634                 2.6
Major Banks...............................................         48,533,375                 2.5
Major Chemicals...........................................         46,158,000                 2.4
Major Pharmaceuticals.....................................         45,362,750                 2.4
Major U.S. Telecommunications.............................         45,225,250                 2.4
Media Conglomerates.......................................         85,026,070                 4.4
Medical Equipment & Supplies..............................         44,552,375                 2.3
Motor Vehicles............................................         43,083,704                 2.2
                                                                                          PERCENT OF
INDUSTRY                                                           VALUE                  NET ASSETS
------------------------------------------------------------------------------------------------------------
Multi-Line Insurance......................................     $   59,643,436                 3.1%
Multi-Sector Companies....................................         57,413,875                 3.0
Oil Refining/Marketing....................................         49,835,718                 2.6
Oil/Gas Transmission......................................         25,506,250                 1.3
Oilfield Services/Equipment...............................         85,952,063                 4.5
Packaged Foods............................................         48,217,101                 2.5
Paper.....................................................         51,134,828                 2.7
Repurchase Agreement......................................            436,366                 0.0
Semiconductors............................................         48,752,813                 2.5
Specialty Chemicals.......................................         64,800,000                 3.4
Telecommunications........................................         36,710,375                 1.9
Telecommunications Equipment..............................        133,983,875                 7.0
U.S. Government Agency....................................         41,000,000                 2.1
                                                               --------------                ----
                                                               $1,919,206,457                99.7%
                                                               --------------                ----
                                                               --------------                ----


                                                                                          PERCENT OF
TYPE OF INVESTMENT                                                 VALUE                  NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks.............................................     $1,839,711,833                95.6%
Preferred Stocks..........................................         38,058,258                 2.0
Short-Term Investments....................................         41,436,366                 2.1
                                                               --------------                ----
                                                               $1,919,206,457                99.7%
                                                               --------------                ----
                                                               --------------                ----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO


FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES


MAY 31, 2000


ASSETS:
Investments in securities, at value
  (identified cost $1,686,252,703)..........................................................  $1,919,206,457
Receivable for:
    Investments sold........................................................................       6,035,588
    Foreign withholding taxes reclaimed.....................................................       1,945,493
    Dividends...............................................................................       1,927,708
    Shares of beneficial interest sold......................................................         823,717
Deferred organizational expenses............................................................          76,920
Prepaid expenses and other assets...........................................................          44,879
                                                                                              --------------
     TOTAL ASSETS...........................................................................   1,930,060,762
                                                                                              --------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts..........................          30,284
Payable for:
    Plan of distribution fee................................................................       1,718,857
    Shares of beneficial interest repurchased...............................................       1,605,026
    Investment management fee...............................................................       1,151,084
Accrued expenses and other payables.........................................................         166,259
                                                                                              --------------
     TOTAL LIABILITIES......................................................................       4,671,510
                                                                                              --------------
     NET ASSETS.............................................................................  $1,925,389,252
                                                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $1,501,382,991
Net unrealized appreciation.................................................................     232,812,171
Accumulated net investment loss.............................................................        (137,957)
Accumulated undistributed net realized gain.................................................     191,332,047
                                                                                              --------------
     NET ASSETS.............................................................................  $1,925,389,252
                                                                                              ==============
CLASS A SHARES:
Net Assets..................................................................................     $97,056,778
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       7,634,309
     NET ASSET VALUE PER SHARE..............................................................          $12.71
                                                                                              ==============
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)......................................          $13.41
                                                                                              ==============
CLASS B SHARES:
Net Assets..................................................................................  $1,688,392,089
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................     134,871,201
     NET ASSET VALUE PER SHARE..............................................................          $12.52
                                                                                              ==============
CLASS C SHARES:
Net Assets..................................................................................    $138,693,574
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................      11,054,108
     NET ASSET VALUE PER SHARE..............................................................          $12.55
                                                                                              ==============
CLASS D SHARES:
Net Assets..................................................................................      $1,246,811
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................          97,631
     NET ASSET VALUE PER SHARE..............................................................          $12.77
                                                                                              ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO


FINANCIAL STATEMENTS, CONTINUED



STATEMENT OF OPERATIONS


FOR THE YEAR ENDED MAY 31, 2000



NET INVESTMENT LOSS:

INCOME
Dividends (net of $1,513,223 foreign withholding tax).........................................  $ 17,048,043
Interest......................................................................................     2,117,592
                                                                                                ------------

     TOTAL INCOME.............................................................................    19,165,635
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................       239,001
Plan of distribution fee (Class B shares).....................................................    17,387,205
Plan of distribution fee (Class C shares).....................................................     1,448,814
Investment management fee.....................................................................    12,777,878
Transfer agent fees and expenses..............................................................     2,406,795
Custodian fees................................................................................       495,873
Shareholder reports and notices...............................................................       193,769
Registration fees.............................................................................       186,084
Professional fees.............................................................................        69,758
Organizational expenses.......................................................................        28,153
Trustees' fees and expenses...................................................................        12,516
Other.........................................................................................       312,877
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    35,558,723
                                                                                                ------------

     NET INVESTMENT LOSS......................................................................   (16,393,088)
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain (loss) on:
    Investments...............................................................................   283,187,761
    Foreign exchange transactions.............................................................      (161,375)
                                                                                                ------------

     NET GAIN.................................................................................   283,026,386
                                                                                                ------------
Net change in unrealized appreciation/depreciation on:
    Investments...............................................................................    30,408,985
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies.......................................................       (31,487)
                                                                                                ------------

     NET APPRECIATION.........................................................................    30,377,498
                                                                                                ------------

     NET GAIN.................................................................................   313,403,884
                                                                                                ------------

NET INCREASE..................................................................................  $297,010,796
                                                                                                ============


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO


FINANCIAL STATEMENTS, CONTINUED



STATEMENT OF CHANGES IN NET ASSETS



                                                                               FOR THE YEAR    FOR THE YEAR
                                                                                  ENDED           ENDED
                                                                               MAY 31, 2000    MAY 31, 1999
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss.........................................................  $  (16,393,088) $  (10,158,583)
Net realized gain (loss)....................................................     283,026,386     (62,024,654)
Net change in unrealized appreciation.......................................      30,377,498     148,966,094
                                                                              --------------  --------------

     NET INCREASE...........................................................     297,010,796      76,782,857
                                                                              --------------  --------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares..............................................................        --              (518,953)
Class B shares..............................................................        --            (5,088,869)
Class C shares..............................................................        --              (458,864)
Class D shares..............................................................        --               (41,260)
                                                                              --------------  --------------

     TOTAL DIVIDENDS........................................................        --            (6,107,946)
                                                                              --------------  --------------
Net decrease from transactions in shares of beneficial interest.............    (230,294,351)   (223,088,882)
                                                                              --------------  --------------

     NET INCREASE (DECREASE)................................................      66,716,445    (152,413,971)

NET ASSETS:
Beginning of period.........................................................   1,858,672,807   2,011,086,778
                                                                              --------------  --------------

     END OF PERIOD
    (INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF $137,957 AND $53,762,
    RESPECTIVELY)...........................................................  $1,925,389,252  $1,858,672,807
                                                                              ==============  ==============


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO


NOTES TO FINANCIAL STATEMENTS MAY 31, 2000



1. ORGANIZATION AND ACCOUNTING POLICIES



Morgan Stanley Dean Witter Competitive Edge Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company, which currently consists of two separate Portfolios. The information contained in this report is for the "Best Ideas" Portfolio (the "Portfolio"). The Portfolio's investment objective is to provide long term capital growth. The Portfolio seeks to achieve its objective by investing at least 80% of its net assets in common stocks of U.S. and non-U.S. companies included on the "Best Ideas" list, a research compilation assembled and maintained by Morgan Stanley Dean Witter Equity Research. The Portfolio was organized as a Massachusetts business trust on October 16, 1997 and commenced operations on February 25, 1998.



The Portfolio offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.



The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.



The following is a summary of significant accounting policies:



A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO


NOTES TO FINANCIAL STATEMENTS MAY 31, 2000, CONTINUED



(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.



B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.



C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.



D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.



E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions and in the Statement of Assets and Liabilities as part of the related foreign currency denominated asset or liability. The Portfolio records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO


NOTES TO FINANCIAL STATEMENTS MAY 31, 2000, CONTINUED



F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.



G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.



H. ORGANIZATIONAL EXPENSES -- The Investment Manager incurred the organizational expenses of the Portfolio in the amount of approximately $140,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.



2. INVESTMENT MANAGEMENT AGREEMENT



Pursuant to an Investment Management Agreement, the Portfolio pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.65% of the portion of the daily net assets not exceeding $1.5 billion and 0.625% of the portion of daily net assets exceeding $1.5 billion.



3. PLAN OF DISTRIBUTION



Shares of the Portfolio are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Portfolio has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Portfolio will pay the Distributor a fee which is accrued daily and paid monthly at the following annual

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO


NOTES TO FINANCIAL STATEMENTS MAY 31, 2000, CONTINUED



rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A;
(ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.



In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Portfolio to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Portfolio that such excess amounts, totaled $72,072,947 at May 31, 2000.



In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Portfolio through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended May 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.



The Distributor has informed the Portfolio that for the year ended May 31, 2000, it received contingent deferred sales charges from certain redemptions of the Portfolio's Class A shares, Class B shares and Class C shares of $748, $5,206,675 and $18,903, respectively and received $112,583 in front-end sales charges from sales of the Portfolio's Class A shares. The respective shareholders pay such charges which are not an expense of the Portfolio.



4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES



The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2000 aggregated $1,451,645,796 and $1,721,864,716, respectively.

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO


NOTES TO FINANCIAL STATEMENTS MAY 31, 2000, CONTINUED



For the year ended May 31, 2000, the Fund incurred brokerage commissions of $2,490,578 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At May 31, 2000, the Fund's receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $6,005,303.



Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Portfolio's transfer agent. At May 31, 2000, the Fund had transfer agent fees and expenses payable of $4,000.



5. SHARES OF BENEFICIAL INTEREST



Transactions in shares of beneficial interest were as follows:



                                                                          FOR THE YEAR                 FOR THE YEAR
                                                                              ENDED                       ENDED
                                                                          MAY 31, 2000                 MAY 31, 1999
                                                                   ---------------------------  --------------------------
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------  --------------  -----------  -------------
CLASS A SHARES
Sold.............................................................      743,094  $   9,595,947     1,703,197  $  16,901,264
Reinvestment of dividends........................................      --             --             49,227        485,379
Redeemed.........................................................   (2,219,598)   (26,833,356)   (3,997,606)   (41,066,748)
                                                                   -----------  -------------   -----------  -------------
Net decrease - Class A...........................................   (1,476,504)   (17,237,409)   (2,245,182)   (23,680,105)
                                                                   -----------  -------------   -----------  -------------

CLASS B SHARES
Sold.............................................................   14,763,805    184,903,996    36,363,867    364,351,913
Reinvestment of dividends........................................      --             --            485,760      4,770,136
Redeemed.........................................................  (29,961,159)  (369,974,658)  (52,155,178)  (526,365,062)
                                                                   -----------  -------------   -----------  -------------
Net decrease - Class B...........................................  (15,197,354)  (185,070,662)  (15,305,551)  (157,243,013)
                                                                   -----------  -------------   -----------  -------------

CLASS C SHARES
Sold.............................................................    1,275,517     16,066,500     3,595,166     35,695,226
Reinvestment of dividends........................................      --             --             44,094        432,997
Redeemed.........................................................   (3,397,382)   (41,282,432)   (7,517,956)   (76,432,043)
                                                                   -----------  -------------   -----------  -------------
Net decrease - Class C...........................................   (2,121,865)   (25,215,932)   (3,878,696)   (40,303,820)
                                                                   -----------  -------------   -----------  -------------

CLASS D SHARES
Sold.............................................................      926,984     11,956,808       368,735      3,798,090
Reinvestment of dividends........................................      --             --              2,677         26,448
Redeemed.........................................................   (1,161,675)   (14,727,156)     (560,154)    (5,686,482)
                                                                   -----------  -------------   -----------  -------------
Net decrease - Class D...........................................     (234,691)    (2,770,348)     (188,742)    (1,861,944)
                                                                   -----------  -------------   -----------  -------------
Net decrease in Fund.............................................  (19,030,414) $(230,294,351)  (21,618,171) $(223,088,882)
                                                                   ===========  =============   ===========  =============

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO


NOTES TO FINANCIAL STATEMENTS MAY 31, 2000, CONTINUED



6. FEDERAL INCOME TAX STATUS



During the year ended May 31, 2000, the Fund utilized its net capital loss carryover of approximately $61,999,000.



Foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net currency losses of approximately $168,000 during fiscal 2000.



As of May 31, 2000, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss, foreign currency losses and nondeductible expenses. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $28,153, accumulated undistributed net realized gain was charged $16,280,740 and accumulated net investment loss was credited $16,308,893.



7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS



The Portfolio may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.



Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.



At May 31, 2000, there was an outstanding forward contract.

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO


FINANCIAL HIGHLIGHTS



Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                                                       FOR THE PERIOD
                                                                 FOR THE YEAR      FOR THE YEAR      FEBRUARY 25, 1998*
                                                                    ENDED             ENDED               THROUGH
                                                                 MAY 31, 2000      MAY 31, 1999         MAY 31, 1998
------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................        $10.84            $10.37               $10.00
                                                                    ------            ------               ------

Income (loss) from investment operations:
   Net investment income (loss).............................         (0.01)             0.02                 0.05
   Net realized and unrealized gain.........................          1.88              0.49                 0.32
                                                                    ------            ------               ------

Total income from investment operations.....................          1.87              0.51                 0.37
                                                                    ------            ------               ------

Less dividends from net investment income...................        --                 (0.04)            --
                                                                    ------            ------               ------

Net asset value, end of period..............................        $12.71            $10.84               $10.37
                                                                    ======            ======               ======

TOTAL RETURN+...............................................         17.25 %            5.01%                3.70%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          1.07 %(3)         1.10%(3)             1.13%(2)

Net investment income (loss)................................         (0.10)%(3)         0.18%(3)             1.66%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $97,057           $98,784             $117,750

Portfolio turnover rate.....................................            75 %              97%                  19%(1)


---------------------


 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO


FINANCIAL HIGHLIGHTS, CONTINUED



                                                                                                    FOR THE PERIOD
                                                                FOR THE YEAR     FOR THE YEAR     FEBRUARY 25, 1998*
                                                                    ENDED            ENDED             THROUGH
                                                                MAY 31, 2000     MAY 31, 1999        MAY 31, 1998
--------------------------------------------------------------------------------------------------------------------
CLASS B SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $10.76           $10.35              $10.00
                                                                   ------           ------              ------

Income (loss) from investment operations:
   Net investment income (loss).............................        (0.11)           (0.06)               0.03
   Net realized and unrealized gain.........................         1.87             0.50                0.32
                                                                   ------           ------              ------

Total income from investment operations.....................         1.76             0.44                0.35
                                                                   ------           ------              ------

Less dividends from net investment income...................       --                (0.03)            --
                                                                   ------           ------              ------

Net asset value, end of period..............................       $12.52           $10.76              $10.35
                                                                   ======           ======              ======

TOTAL RETURN+...............................................        16.36 %           4.27 %              3.50%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         1.83 %(3)        1.86 %(3)           1.88%(2)

Net investment income (loss)................................        (0.86)%(3)       (0.58)%(3)           0.92%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................    $1,688,392       $1,614,229         $1,711,433

Portfolio turnover rate.....................................           75 %             97 %                19%(1)


---------------------


 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO


FINANCIAL HIGHLIGHTS, CONTINUED



                                                                                                     FOR THE PERIOD
                                                                FOR THE YEAR     FOR THE YEAR      FEBRUARY 25, 1998*
                                                                    ENDED            ENDED              THROUGH
                                                                MAY 31, 2000     MAY 31, 1999         MAY 31, 1998
----------------------------------------------------------------------------------------------------------------------
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $10.78           $10.35               $10.00
                                                                   ------           ------               ------

Income (loss) from investment operations:
   Net investment income (loss).............................        (0.11)           (0.04)                0.03
   Net realized and unrealized gain.........................         1.88             0.50                 0.32
                                                                   ------           ------               ------

Total income from investment operations.....................         1.77             0.46                 0.35
                                                                   ------           ------               ------

Less dividends from net investment income...................       --                (0.03)            --
                                                                   ------           ------               ------

Net asset value, end of period..............................       $12.55           $10.78               $10.35
                                                                   ======           ======               ======

TOTAL RETURN+...............................................        16.42 %           4.44 %               3.50%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         1.83 %(3)        1.69 %(3)            1.88%(2)

Net investment income (loss)................................        (0.86)%(3)       (0.41)%(3)            0.91%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................     $138,694         $142,048             $176,497

Portfolio turnover rate.....................................           75 %             97 %                 19%(1)


---------------------


 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO


FINANCIAL HIGHLIGHTS, CONTINUED



                                                                                                       FOR THE PERIOD
                                                                 FOR THE YEAR      FOR THE YEAR      FEBRUARY 25, 1998*
                                                                    ENDED             ENDED               THROUGH
                                                                 MAY 31, 2000      MAY 31, 1999         MAY 31, 1998
------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................        $10.87            $10.38               $10.00
                                                                    ------            ------               ------

Income from investment operations:
   Net investment income....................................            --              0.03                 0.08
   Net realized and unrealized gain.........................          1.90              0.51                 0.30
                                                                    ------            ------               ------

Total income from investment operations.....................          1.90              0.54                 0.38
                                                                    ------            ------               ------

Less dividends from net investment income...................        --                 (0.05)            --
                                                                    ------            ------               ------

Net asset value, end of period..............................        $12.77            $10.87               $10.38
                                                                    ======            ======               ======

TOTAL RETURN+...............................................         17.48%             5.26%                3.80%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          0.83%(3)          0.86%(3)             0.92%(2)

Net investment income.......................................          0.14%(3)          0.42%(3)             2.94%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands................. ...        $1,247            $3,611               $5,407

Portfolio turnover rate.....................................            75%               97%                  19%(1)


---------------------


 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND -- "BEST IDEAS" PORTFOLIO



In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Competitive Edge Fund -- "Best Ideas" Portfolio (the "Portfolio") at May 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP


1177 AVENUE OF THE AMERICAS


NEW YORK, NEW YORK 10036
JUNE 30, 2000

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000, PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.



The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.



In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.



The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

                MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND

                            PART C OTHER INFORMATION

Item 23.  EXHIBITS
          --------

1 (a). Declaration of Trust of the Registrant, dated October 16, 1997, is incorporated by reference to Exhibit 1 to the Registration Statement on Form N-1A, filed on October 20, 1997.

1 (b). Amendment dated October 28, 1997 to the Declaration of Trust of the Registrant is incorporated by reference to Exhibit 1(c) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on December 4, 1997.

1 (c). Amendment dated November 5, 1997 to the Declaration of Trust of the Registrant is incorporated by reference to Exhibit 1(b) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on December 4, 1997.

2. Amended and Restated By-Laws of the Registrant, dated May 1, 1999, is incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on June 11, 1999.

3.        Not Applicable.

4. Amended Investment Management Agreement between the Registrant and Morgan Stanley Dean Witter Advisors Inc., dated May 1, 1998, is incorporated by reference to Exhibit 5 of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on July 30, 1998.

5 (a). Amended Distribution Agreement between Morgan Stanley Dean Witter Advisors Inc. and Morgan Stanley Dean Witter Distributors Inc., dated June 22, 1998, is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on July 30, 1998.

5 (b). Selected Dealers Agreement between Morgan Stanley Dean Witter Distributors Inc. and Dean Witter Reynolds Inc., dated November 6, 1998, is incorporated by reference to Exhibit 6(b) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on December 4, 1997.

5 (c). Omnibus Selected Dealer Agreement between Morgan Stanley Dean Witter Distributors Inc. and National Financial Services Corporation, dated October 17, 1998, is incorporated by reference to Exhibit 5 of Post Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on June 11, 1999.

6.        Not Applicable.

7. Custody Agreement between the Registrant and The Bank of New York, dated November 6, 1997, is incorporated by reference to Exhibit 8(a) of Pre-Effective

          Amendment No. 1 to the Registration Statement on Form N-1A, filed on December 4, 1997.

8 (a). Amended and Restated Transfer Agency and Service Agreement between the Registrant and Morgan Stanley Dean Witter Trust FSB, dated June 22, 1998 is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on July 30, 1998.

8 (b). Amended Services Agreement between Morgan Stanley Dean Witter Advisors and Morgan Stanley Dean Witter Services Company Inc., dated June 22, 1998 is incorporated by reference to Exhibit 9 of Post-Effective Amendment No. 1 to the Registration Statement filed on Form N-1A, filed on July 30, 1998.

9 (a). Opinion of Barry Fink, Esq., dated December 3, 1997, is incorporated by reference to Exhibit 10(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on December 4, 1997.

9 (b). Opinion of Lane, Altman & Owens LLP, Massachusetts Counsel, dated December 3, 1997, is incorporated by reference to Exhibit 10(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on December 4, 1997.

10.       Consent of Independent Accountants, filed herein.

11.       Not Applicable.

12.       Not Applicable.

13. Plan of Distribution pursuant to Rule 12b-1 is incorporated by reference to Exhibit 15 of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on December 4, 1997.

14. Amended Multi-Class Plan pursuant to Rule 18f-3 is incorporated by reference to Exhibit 18 of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on July 30, 1998.

16 (a). Codes of Ethics of Morgan Stanley Dean Witter Advisors Inc., Morgan Stanley Dean Witter Services Company Inc. and Morgan Stanley Dean Witter Distributors Inc., filed herein.

16 (b).   Code of Ethics of Morgan Stanley Dean Witter Funds, filed herein.

Other Powers of Attorney of Trustees are incorporated by reference to Exhibit (Other) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on December 4, 1997. The Power of Attorney of James F. Higgins is filed herein.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

          None

Item 25.  INDEMNIFICATION.

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

             Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

             Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

             The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

             Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

         See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co.

         The term "Morgan Stanley Dean Witter Funds" refers to the following registered investment companies:

CLOSED-END INVESTMENT COMPANIES
(1)      Morgan Stanley Dean Witter California Insured Municipal Income Trust
(2)      Morgan Stanley Dean Witter California Quality Municipal Securities
(3)      Morgan Stanley Dean Witter Government Income Trust
(4)      Morgan Stanley Dean Witter High Income Advantage Trust
(5)      Morgan Stanley Dean Witter High Income Advantage Trust II
(6)      Morgan Stanley Dean Witter High Income Advantage Trust III
(7)      Morgan Stanley Dean Witter Income Securities Inc.
(8)      Morgan Stanley Dean Witter Insured California Municipal Securities
(9)      Morgan Stanley Dean Witter Insured Municipal Bond Trust
(10)     Morgan Stanley Dean Witter Insured Municipal Income Trust
(11)     Morgan Stanley Dean Witter Insured Municipal Securities
(12)     Morgan Stanley Dean Witter Insured Municipal Trust
(13)     Morgan Stanley Dean Witter Municipal Income Opportunities Trust
(14)     Morgan Stanley Dean Witter Municipal Income Opportunities Trust II
(15)     Morgan Stanley Dean Witter Municipal Income Opportunities Trust III
(16)     Morgan Stanley Dean Witter Municipal Income Trust
(17)     Morgan Stanley Dean Witter Municipal Income Trust II
(18)     Morgan Stanley Dean Witter Municipal Income Trust III
(19)     Morgan Stanley Dean Witter Municipal Premium Income Trust
(20)     Morgan Stanley Dean Witter New York Quality Municipal Securities
(21)     Morgan Stanley Dean Witter Prime Income Trust
(22)     Morgan Stanley Dean Witter Quality Municipal Income Trust
(23)     Morgan Stanley Dean Witter Quality Municipal Investment Trust
(24)     Morgan Stanley Dean Witter Quality Municipal Securities

OPEN-END INVESTMENT COMPANIES
(1)      Active Assets California Tax-Free Trust
(2)      Active Assets Government Securities Trust
(3)      Active Assets Institutional Money Trust
(4)      Active Assets Money Trust
(5)      Active Assets Premier Money Trust
(6)      Active Assets Tax-Free Trust
(7)      Morgan Stanley Dean Witter 21st Century Trend Fund
(8)      Morgan Stanley Dean Witter Aggressive Equity Fund
(9)      Morgan Stanley Dean Witter American Opportunities Fund
(10)     Morgan Stanley Dean Witter Balanced Growth Fund
(11)     Morgan Stanley Dean Witter Balanced Income Fund
(12)     Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(13)     Morgan Stanley Dean Witter California Tax-Free Income Fund
(14)     Morgan Stanley Dean Witter Capital Growth Securities

(15)     Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS
         PORTFOLIO"
(16)     Morgan Stanley Dean Witter Convertible Securities Trust
(17)     Morgan Stanley Dean Witter Developing Growth Securities Trust
(18)     Morgan Stanley Dean Witter Diversified Income Trust
(19)     Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(20)     Morgan Stanley Dean Witter Equity Fund
(21)     Morgan Stanley Dean Witter European Growth Fund Inc.
(22)     Morgan Stanley Dean Witter Federal Securities Trust
(23)     Morgan Stanley Dean Witter Financial Services Trust
(24)     Morgan Stanley Dean Witter Fund of Funds
(25)     Morgan Stanley Dean Witter Global Dividend Growth Securities
(26)     Morgan Stanley Dean Witter Global Utilities Fund
(27)     Morgan Stanley Dean Witter Growth Fund
(28)     Morgan Stanley Dean Witter Hawaii Municipal Trust
(29)     Morgan Stanley Dean Witter Health Sciences Trust
(30)     Morgan Stanley Dean Witter High Yield Securities Inc.
(31)     Morgan Stanley Dean Witter Income Builder Fund
(32)     Morgan Stanley Dean Witter Information Fund
(33)     Morgan Stanley Dean Witter Intermediate Income Securities
(34)     Morgan Stanley Dean Witter International Fund
(35)     Morgan Stanley Dean Witter International SmallCap Fund
(36)     Morgan Stanley Dean Witter Japan Fund
(37)     Morgan Stanley Dean Witter Latin American Growth Fund
(38)     Morgan Stanley Dean Witter Limited Term Municipal Trust
(39)     Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(40)     Morgan Stanley Dean Witter Market Leader Trust
(41)     Morgan Stanley Dean Witter Mid-Cap Equity Trust
(42)     Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(43)     Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(44)     Morgan Stanley Dean Witter New Discoveries Fund
(45)     Morgan Stanley Dean Witter New York Municipal Money Market Trust
(46)     Morgan Stanley Dean Witter New York Tax-Free Income Fund
(47)     Morgan Stanley Dean Witter Next Generation Trust
(48)     Morgan Stanley Dean Witter North American Government Income Trust
(49)     Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(50)     Morgan Stanley Dean Witter Real Estate Fund
(51)     Morgan Stanley Dean Witter S&P 500 Index Fund
(52)     Morgan Stanley Dean Witter S&P 500 Select Fund
(53)     Morgan Stanley Dean Witter Select Dimensions Investment Series
(54)     Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
(55)     Morgan Stanley Dean Witter Short-Term Bond Fund
(56)     Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(57)     Morgan Stanley Dean Witter Small Cap Growth Fund
(58)     Morgan Stanley Dean Witter Special Value Fund
(59)     Morgan Stanley Dean Witter Strategist Fund
(60)     Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(61)     Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(62)     Morgan Stanley Dean Witter Tax-Managed Growth Fund
(63)     Morgan Stanley Dean Witter Total Market Index Fund
(64)     Morgan Stanley Dean Witter Total Return Trust
(65)     Morgan Stanley Dean Witter U.S. Government Money Market Trust

(66)     Morgan Stanley Dean Witter U.S. Government Securities Trust
(67)     Morgan Stanley Dean Witter Utilities Fund
(68)     Morgan Stanley Dean Witter Value-Added Market Series
(69)     Morgan Stanley Dean Witter Value Fund
(70)     Morgan Stanley Dean Witter Variable Investment Series
(71)     Morgan Stanley Dean Witter World Wide Income Trust

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ------------------------------------------------
Mitchell M. Merin                   President and Chief Operating Officer of Asset
President, Chief                    Management of Morgan Stanley Dean Witter & Co.
Executive Officer and               ("MSDW); Chairman, Chief Executive Officer and Director
Director                            of Morgan Stanley Dean Witter  Distributors Inc. ("MSDW
                                    Distributors") and Morgan  Stanley  Dean Witter Trust FSB
                                    ("MSDW  Trust");  President, Chief  Executive  Officer and
                                    Director of Morgan  Stanley  Dean Witter Services  Company
                                    Inc.  ("MSDW  Services");  President  of the  Morgan
                                    Stanley Dean Witter  Funds;  Executive  Vice  President
                                    and Director of Dean  Witter   Reynolds   Inc.   ("DWR");
                                    Director  of  various  MSDW subsidiaries; Trustee of
                                    various Van Kampen investment companies.

Barry Fink                          General Counsel of Asset Management of MSDW;
Executive Vice President,           Executive Vice President, Secretary, General Counsel
Secretary, General Counsel          and Director of MSDW Services; Vice President and
and Director                        Secretary of MSDW Distributors; Vice President, Secretary
                                    and General Counsel of the Morgan Stanley Dean Witter Funds.

Joseph J. McAlinden                 Vice President of the Morgan Stanley Dean Witter Funds;
Executive Vice President            Director of MSDW Trust.
and Chief Investment
Officer

Ronald E. Robison                   Executive Vice President, Chief Administrative Officer
Executive Vice President,           and Director of MSDW Services; Vice President of the
Chief Administrative                Morgan Stanley Dean Witter Funds.
Officer and Director

Edward C. Oelsner, III
Executive Vice President

Joseph R. Arcieri                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.


                                       6

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ------------------------------------------------
Peter M. Avelar                     Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the High
Yield Group

Mark Bavoso                         Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Douglas Brown
Senior Vice President

Rosalie Clough
Senior Vice President
and Director of Marketing

Richard G. DeSalvo
Senior Vice President
and Director of Investment
Management Services

Richard Felegy
Senior Vice President

Sheila A. Finnerty                  Vice President of Morgan Stanley Dean Witter Prime
Senior Vice President               Income Trust.

Edward F. Gaylor                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Robert S. Giambrone                 Senior Vice President of MSDW Services, MSDW
Senior Vice President               Distributors and MSDW Trust and Director of MSDW Trust;
                                    Vice President of the Morgan Stanley Dean Witter Funds.

Rajesh K. Gupta                     Vice President of various Morgan Stanley Dean Witter
Senior Vice President,              Funds.
Director of the Taxable
Fixed Income Group and
Chief Administrative Officer -
Investments

Kenton J. Hinchliffe                Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Kevin Hurley                        Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.


                                       7

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ------------------------------------------------
Jenny Beth Jones                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Michelle Kaufman                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

John B. Kemp, III                   President of MSDW Distributors.
Senior Vice President

Anita H. Kolleeny                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of Sector
Rotation

Jonathan R. Page                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the Money
Market Group

Ira N. Ross                         Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Guy G. Rutherfurd, Jr.              Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the Growth
Group

Rochelle G. Siegel                  Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

James Solloway Jr.
Senior Vice President

Katherine H. Stromberg              Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Paul D. Vance                       Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the Growth
and Income Group

Elizabeth A. Vetell
Senior Vice President
and Director of Shareholder
Communication


                                       8

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ------------------------------------------------
James F. Willison                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the
Tax-Exempt Fixed
Income Group

Raymond A. Basile
First Vice President

Thomas F. Caloia                    First Vice President and Assistant Treasurer of
First Vice President                MSDW Services; Assistant Treasurer of MSDW
and Assistant                       Distributors; Treasurer and Chief Financial and
Treasurer                           Accounting Officer of the Morgan Stanley Dean
                                    Witter Funds.

Thomas Chronert
First Vice President

Marilyn K. Cranney                  Assistant Secretary of DWR; First Vice President and
First Vice President                Assistant Secretary of MSDW Services; Assistant
and Assistant Secretary             Secretary of MSDW Distributors and the Morgan
                                    Stanley Dean Witter Funds.

Salvatore DeSteno                   First Vice President of MSDW Services.
First Vice President

Peter W. Gurman
First Vice President

Michael Interrante                  First Vice President and Controller of MSDW Services;
First Vice President                Assistant Treasurer of MSDW Distributors; First Vice
and Controller                      President and Treasurer of MSDW Trust.

David Johnson
First Vice President

Stanley Kapica
First Vice President

Douglas J. Ketterer
First Vice President

Todd Lebo                           First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors and
Assistant Secretary                 the Morgan Stanley Dean Witter Funds.


                                       9

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ------------------------------------------------
Lou Anne D. McInnis                 First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors and
Assistant Secretary                 the Morgan Stanley Dean Witter Funds.

Carsten Otto                        First Vice President and Assistant Secretary of MSDW
First Vice President                Services; Assistant Secretary of MSDW Distributors and
and Assistant Secretary             the Morgan Stanley Dean Witter Funds.

Carl F. Sadler
First Vice President

Ruth Rossi                          First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors and
Assistant Secretary                 the Morgan Stanley Dean Witter Funds.

James P. Wallin
First Vice President

Robert Abreu
Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President

Andrew Arbenz                       Vice President of Morgan Stanley Dean Witter Global
Vice President                      Utilities Fund.

Sean Aurigemma
Vice President

Armon Bar-Tur                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Maurice Bendrihem
Vice President and
Assistant Controller

Thomas A. Bergeron
Vice President

Philip Bernstein
Vice President


                                       10

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ------------------------------------------------
Dale Boettcher
Vice President

Michelina Calandrella
Vice President

Ronald Caldwell
Vice President

Joseph Cardwell
Vice President

Liam Carroll
Vice President

Philip Casparius
Vice President

Annette Celenza
Vice President

Aaron Clark                         Vice President of Morgan Stanley Dean Witter Market
Vice President                      Leader Trust

William Connerly
Vice President

Virginia Connors
Vice President

Michael J. Davey
Vice President

David Dineen                        Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

June Ewers
Vice President

Jeffrey D. Geffen                   Vice President of Morgan Stanley Dean Witter U.S.
Vice President                      Government Securities Trust

Sandra Gelpieryn
Vice President

Charmaine George
Vice President


                                       11

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ------------------------------------------------
Michael Geringer
Vice President

Gail Gerrity Burke
Vice President

Peter Gewirtz
Vice President

Mina Gitsevich
Vice President

Ellen Gold
Vice President

Amy Golub
Vice President

Stephen Greenhut
Vice President

Joan Hamilton
Vice President

Trey Hancock
Vice President

Laury A. Haskamp
Vice President

Matthew T. Haynes                   Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Peter Hermann Jr.                   Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

David T. Hoffman
Vice President

Thomas G. Hudson II
Vice President

Linda Jones
Vice President

Norman Jones
Vice President


                                       12

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ------------------------------------------------
Kevin Jung                          Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Carol Espejo-Kane
Vice President

Nancy Karole Kennedy
Vice President

Paula LaCosta                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Kimberly LaHart
Vice President

Thomas Lawlor
Vice President

Lester Lay
Vice President

Phuong Le
Vice President

Gerard J. Lian                      Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Cameron J. Livingstone
Vice President

Nancy Login Cole
Vice President

Sharon Loguercio
Vice President

Stephanie Lovinger
Vice President

Steven MacNamara
Vice President

Catherine Maniscalco                Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Peter R. McDowell
Vice President


                                       13

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ------------------------------------------------
Albert McGarity
Vice President

Teresa McRoberts                    Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Mark Mitchell
Vice President

Thomas Moore
Vice President

Julie Morrone                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Mary Beth Mueller
Vice President

David Myers                         Vice President of Morgan Stanley Dean Witter Natural
Vice President                      Resource Development Securities Inc.

James Nash
Vice President

Daniel Niland
Vice President

Richard Norris
Vice President

Hilary A. O'Neill
Vice President

Steven Orlov
Vice President

Mori Paulsen
Vice President

Anne Pickrell
Vice President

Reginald Rigaud
Vice President

Frances Roman
Vice President


                                       14

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ------------------------------------------------
Dawn Rorke
Vice President

John Roscoe                         Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Hugh Rose
Vice President

Robert Rossetti                     Vice President of Morgan Stanley Dean Witter Competitive
Vice President                      Edge Fund.

Sally Sancimino                     Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Deborah Santaniello
Vice President

Patrice Saunders
Vice President

Donna Savoca
Vice President

Howard A. Schloss                   Vice President of Morgan Stanley Dean Witter Federal
Vice President                      Securities Trust.

Alison M. Sharkey
Vice President

Peter J. Seeley                     Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Ronald B. Silvestri                 Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Herbert Simon
Vice President

Martha Slezak
Vice President

Otha Smith
Vice President

Stuart Smith
Vice President


                                       15

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ------------------------------------------------
Robert Stearns
Vice President

Naomi Stein
Vice President

William Stevens
Vice President

Michael Strayhorn
Vice President

Marybeth Swisher
Vice President

Michael Thayer
Vice President

Bradford Thomas
Vice President

Barbara Toich
Vice President

Robert Vanden Assem
Vice President

Frank Vindigni
Vice President

David Walsh
Vice President

Alice Weiss                         Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

John Wong
Vice President

         The principal address of MSDW Advisors, MSDW Services, MSDW Distributors, DWR, and the Morgan Stanley Dean Witter Funds is Two World Trade Center, New York, New York 10048. The principal address of MSDW is 1585 Broadway, New York, New York 10036. The principal address of MSDW Trust is 2 Harborside Financial Center, Jersey City, New Jersey 07311.

Item 27. PRINCIPAL UNDERWRITERS

(a) Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

(1)      Active Assets California Tax-Free Trust
(2)      Active Assets Government Securities Trust
(3)      Active Assets Institutional Money Trust
(4)      Active Assets Money Trust
(5)      Active Assets Premier Money Trust
(6)      Active Assets Tax-Free Trust
(7)      Morgan Stanley Dean Witter 21st Century Trend Fund
(8)      Morgan Stanley Dean Witter Aggressive Equity Fund
(9)      Morgan Stanley Dean Witter American Opportunities Fund
(10)     Morgan Stanley Dean Witter Balanced Growth Fund
(11)     Morgan Stanley Dean Witter Balanced Income Fund
(12)     Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(13)     Morgan Stanley Dean Witter California Tax-Free Income Fund
(14)     Morgan Stanley Dean Witter Capital Growth Securities
(15)     Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS
         PORTFOLIO"
(16)     Morgan Stanley Dean Witter Convertible Securities Trust
(17)     Morgan Stanley Dean Witter Developing Growth Securities Trust
(18)     Morgan Stanley Dean Witter Diversified Income Trust
(19)     Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(20)     Morgan Stanley Dean Witter Equity Fund
(21)     Morgan Stanley Dean Witter European Growth Fund Inc.
(22)     Morgan Stanley Dean Witter Federal Securities Trust
(23)     Morgan Stanley Dean Witter Financial Services Trust
(24)     Morgan Stanley Dean Witter Fund of Funds
(25)     Morgan Stanley Dean Witter Global Dividend Growth Securities
(26)     Morgan Stanley Dean Witter Global Utilities Fund
(27)     Morgan Stanley Dean Witter Growth Fund
(28)     Morgan Stanley Dean Witter Hawaii Municipal Trust
(29)     Morgan Stanley Dean Witter Health Sciences Trust
(30)     Morgan Stanley Dean Witter High Yield Securities Inc.
(31)     Morgan Stanley Dean Witter Income Builder Fund
(32)     Morgan Stanley Dean Witter Information Fund
(33)     Morgan Stanley Dean Witter Intermediate Income Securities
(34)     Morgan Stanley Dean Witter International Fund
(35)     Morgan Stanley Dean Witter International SmallCap Fund
(36)     Morgan Stanley Dean Witter Japan Fund
(37)     Morgan Stanley Dean Witter Latin American Growth Fund
(38)     Morgan Stanley Dean Witter Limited Term Municipal Trust
(39)     Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(40)     Morgan Stanley Dean Witter Market Leader Trust
(41)     Morgan Stanley Dean Witter Mid-Cap Equity Trust
(42)     Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(43)     Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(44)     Morgan Stanley Dean Witter New Discoveries Fund
(45)     Morgan Stanley Dean Witter New York Municipal Money Market Trust

(46)     Morgan Stanley Dean Witter New York Tax-Free Income Fund
(47)     Morgan Stanley Dean Witter Next Generation Trust
(48)     Morgan Stanley Dean Witter North American Government Income Trust
(49)     Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(50)     Morgan Stanley Dean Witter Prime Income Trust
(51)     Morgan Stanley Dean Witter Real Estate Fund
(52)     Morgan Stanley Dean Witter S&P 500 Index Fund
(53)     Morgan Stanley Dean Witter S&P 500 Select Fund
(54)     Morgan Stanley Dean Witter Short-Term Bond Fund
(55)     Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(56)     Morgan Stanley Dean Witter Small Cap Growth Fund
(57)     Morgan Stanley Dean Witter Special Value Fund
(58)     Morgan Stanley Dean Witter Strategist Fund
(59)     Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(60)     Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(61)     Morgan Stanley Dean Witter Tax-Managed Growth Fund
(62)     Morgan Stanley Dean Witter Total Market Index Fund
(63)     Morgan Stanley Dean Witter Total Return Trust
(64)     Morgan Stanley Dean Witter U.S. Government Money Market Trust
(65)     Morgan Stanley Dean Witter U.S. Government Securities Trust
(66)     Morgan Stanley Dean Witter Utilities Fund
(67)     Morgan Stanley Dean Witter Value-Added Market Series
(68)     Morgan Stanley Dean Witter Value Fund
(69)     Morgan Stanley Dean Witter Variable Investment Series
(70)     Morgan Stanley Dean Witter World Wide Income Trust

(b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 26 above. The principal address of MSDW Distributors is Two World Trade Center, New York, New York 10048. Other than Messrs. Higgins and Purcell, who are Trustees of the Registrant, none of the following persons has any position or office with the Registrant.

NAME                       POSITIONS AND OFFICE WITH MSDW DISTRIBUTORS
----                       -------------------------------------------
James F. Higgins           Director

Philip J. Purcell          Director

John Schaeffer             Director

Charles Vadala             Senior Vice President and Financial Principal.

Item 28. LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 29. MANAGEMENT SERVICES

         Registrant is not a party to any such management-related service contract.

Item 30. UNDERTAKINGS

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 26th day of July, 2000.

                                MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND

                                         By: /s/ Barry Fink
                                            --------------------------------
                                                 Barry Fink
                                                 Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No.5 has been signed below by the following persons in the capacities and on the dates indicated.

         Signatures                         Title                                   Date
         ----------                         -----                                   ----
(1) Principal Executive Officer             Chairman, Chief Executive Officer
                                            and Trustee

By:/s/ Charles A. Fiumefreddo                                                       07/26/00
   --------------------------------
       Charles A. Fiumefreddo

(2) Principal Financial Officer             Treasurer and Principal
                                            Accounting Officer

By: /s/ Thomas F. Caloia                                                            07/26/00
   --------------------------------
        Thomas F. Caloia

(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell
    James F. Higgins

By: /s/ Barry Fink                                                                  07/26/00
   --------------------------------
        Barry Fink
        Attorney-in-Fact

    Michael Bozic          Manuel H. Johnson
    Edwin J. Garn          Michael E. Nugent
    Wayne E. Hedien        John L. Schroeder

By: /s/ David M. Butowsky                                                           07/26/00
   --------------------------------
        David M. Butowsky
        Attorney-in-Fact

                MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND


                                  EXHIBIT INDEX
                                  -------------

10.       Consent of Independent Accountants.

16(a). Code of Ethics of Morgan Stanley Dean Witter Advisors Inc., Morgan Stanley Dean Witter Services Company Inc. and
          Morgan Stanley Dean Witter Distributors Inc.

16(b).    Code of Ethics of the Morgan Stanley Dean Witter Funds.

Other     Power of Attorney of James F. Higgins.